Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

July 31, 2019

SGX-QTLY-0919
1.899285.109

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
		Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR		15,991	$1,107,856
BBVA Banco Frances SA sponsored ADR		26,545	307,657
Grupo Financiero Galicia SA sponsored ADR		50,677	1,861,873
Pampa Holding SA sponsored ADR (a)		22,459	738,901
Telecom Argentina SA Class B sponsored ADR		29,053	490,996
Transportadora de Gas del Sur SA Class B sponsored ADR		25,856	403,612
YPF SA Class D sponsored ADR		71,194	1,171,141

TOTAL ARGENTINA			6,082,036

Australia - 4.4%
AGL Energy Ltd.		243,638	3,491,638
Alumina Ltd.		1,088,258	1,725,289
AMP Ltd.		1,121,030	1,363,616
APA Group unit		479,484	3,611,455
Aristocrat Leisure Ltd.		229,738	4,780,638
ASX Ltd.		78,222	4,731,717
Aurizon Holdings Ltd.		740,875	2,908,463
Australia & New Zealand Banking Group Ltd.		1,116,594	21,220,510
Bank of Queensland Ltd.		140,494	894,901
Bendigo & Adelaide Bank Ltd.		163,357	1,278,754
BHP Billiton Ltd.		1,147,158	31,582,016
BlueScope Steel Ltd.		189,446	1,672,078
Boral Ltd.		423,805	1,485,273
Brambles Ltd.		623,013	5,572,805
Caltex Australia Ltd.		104,903	1,929,487
Challenger Ltd.		182,279	878,113
Cimic Group Ltd.		40,936	1,021,826
Coca-Cola Amatil Ltd.		208,004	1,505,462
Cochlear Ltd.		21,179	3,182,139
Coles Group Ltd. (a)		447,531	4,345,160
Commonwealth Bank of Australia		688,856	38,659,699
Computershare Ltd.		179,644	1,935,174
Crown Ltd.		164,967	1,333,824
CSL Ltd.		178,573	27,864,958
DEXUS Property Group unit		442,443	3,957,193
Dominos Pizza Enterprises Ltd.		21,382	562,842
Flight Centre Travel Group Ltd.		19,241	605,112
Fortescue Metals Group Ltd.		553,599	3,116,879
Goodman Group unit		631,340	6,385,079
Harvey Norman Holdings Ltd. (b)		199,880	598,585
Incitec Pivot Ltd.		702,792	1,668,594
Insurance Australia Group Ltd.		903,073	5,318,867
Lendlease Group unit		213,986	2,120,958
Macquarie Group Ltd.		125,175	10,955,192
Medibank Private Ltd.		1,017,516	2,508,363
Mirvac Group unit		1,458,358	3,204,453
National Australia Bank Ltd.		1,080,467	21,042,948
Newcrest Mining Ltd.		297,905	7,190,000
Orica Ltd.		145,353	2,165,492
Origin Energy Ltd.		673,711	3,645,558
QBE Insurance Group Ltd.		525,628	4,479,614
Ramsay Health Care Ltd.		52,265	2,596,884
realestate.com.au Ltd.		17,697	1,187,011
Rio Tinto Ltd.		143,284	9,589,620
Santos Ltd.		672,065	3,311,379
Scentre Group unit		2,085,802	5,681,993
SEEK Ltd.		128,606	1,830,906
Sonic Healthcare Ltd.		165,863	3,174,437
South32 Ltd.		2,025,830	4,310,486
SP AusNet		853,349	1,033,880
Stockland Corp. Ltd. unit		895,557	2,795,621
Suncorp Group Ltd.		509,897	4,699,609
Sydney Airport unit		406,143	2,318,208
Tabcorp Holdings Ltd.		858,355	2,633,169
Telstra Corp. Ltd.		1,645,883	4,462,521
The GPT Group unit		798,817	3,390,762
TPG Telecom Ltd.		133,141	633,584
Transurban Group unit		1,020,083	10,811,339
Treasury Wine Estates Ltd.		265,616	3,193,755
Vicinity Centres unit		1,206,478	2,148,999
Washington H. Soul Pattinson & Co. Ltd.		52,144	807,256
Wesfarmers Ltd.		438,476	11,742,412
Westpac Banking Corp.		1,344,580	26,380,560
Woodside Petroleum Ltd.		367,744	8,671,765
Woolworths Group Ltd.		486,113	11,851,605
WorleyParsons Ltd.		109,671	1,201,727

TOTAL AUSTRALIA			378,960,212

Austria - 0.1%
Andritz AG		26,465	948,043
Erste Group Bank AG		123,132	4,421,803
OMV AG		54,676	2,742,448
Raiffeisen International Bank-Holding AG		64,370	1,512,086
Verbund AG		23,580	1,320,815
Voestalpine AG		41,729	1,110,504

TOTAL AUSTRIA			12,055,699

Bailiwick of Jersey - 0.4%
Experian PLC		353,353	10,742,815
Ferguson PLC		89,990	6,745,687
Glencore Xstrata PLC		4,299,543	13,787,866
Polymetal International PLC		93,123	1,127,030
WPP PLC		497,219	5,856,960

TOTAL BAILIWICK OF JERSEY			38,260,358

Belgium - 0.6%
Ageas		66,345	3,574,515
Anheuser-Busch InBev SA NV		298,405	30,000,635
Colruyt NV		20,327	1,061,419
Groupe Bruxelles Lambert SA		30,493	2,885,442
KBC Groep NV		100,585	6,489,338
Proximus		54,539	1,558,270
Solvay SA Class A		27,924	2,870,476
Telenet Group Holding NV		16,077	791,977
Titan Cement International Trading SA (a)(b)		12,970	272,798
UCB SA		49,202	3,846,432
Umicore SA		74,984	2,347,269

TOTAL BELGIUM			55,698,571

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		1,240,000	1,113,985
Alibaba Pictures Group Ltd. (a)		4,620,000	933,580
Beijing Enterprises Water Group Ltd.		1,786,000	940,054
Brilliance China Automotive Holdings Ltd.		1,384,000	1,508,299
Cheung Kong Infrastructure Holdings Ltd.		279,000	2,163,098
China Gas Holdings Ltd.		657,600	2,724,757
China Oriental Group Co. Ltd. (H Shares)		356,000	158,486
China Resource Gas Group Ltd.		338,000	1,710,819
Cosco Shipping Ports Ltd.		569,623	496,413
Credicorp Ltd. (United States)		26,805	5,843,222
Dairy Farm International Holdings Ltd.		113,330	848,623
GOME Electrical Appliances Holdings Ltd. (a)		3,070,418	327,011
Haier Electronics Group Co. Ltd.		469,000	1,102,283
HengTen Networks Group Ltd. (a)		5,680,000	107,473
Hongkong Land Holdings Ltd.		487,665	2,974,025
Jardine Matheson Holdings Ltd.		85,941	5,216,259
Jardine Strategic Holdings Ltd.		89,392	3,064,473
Kerry Properties Ltd.		222,000	833,612
Kunlun Energy Co. Ltd.		1,052,000	917,479
Luye Pharma Group Ltd. (c)		340,000	262,541
Nine Dragons Paper (Holdings) Ltd.		483,000	390,951
NWS Holdings Ltd.		518,515	962,729
Shangri-La Asia Ltd.		372,000	452,601
Shenzhen International Holdings Ltd.		315,219	582,249
Sihuan Pharmaceutical Holdings Group Ltd.		1,422,000	291,313
Yue Yuen Industrial (Holdings) Ltd.		251,500	704,687

TOTAL BERMUDA			36,631,022

Brazil - 1.2%
Ambev SA		1,720,130	9,073,124
Atacadao Distribuicao Comercio e Industria Ltda		133,800	820,747
B2W Companhia Global do Varejo (a)		56,700	563,679
Banco Bradesco SA		373,359	3,043,536
Banco do Brasil SA		328,800	4,240,580
Banco Santander SA (Brasil) unit		175,300	1,968,269
BB Seguridade Participacoes SA		278,900	2,371,456
BM&F BOVESPA SA		809,925	8,953,774
BR Malls Participacoes SA		275,330	1,082,894
Brasil Foods SA (a)		204,400	1,789,407
BTG Pactual Participations Ltd. unit		87,100	1,363,894
CCR SA		477,300	1,869,754
Centrais Eletricas Brasileiras SA (Electrobras) (a)		77,400	798,875
Cielo SA		391,314	742,362
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		138,200	1,933,753
Companhia Siderurgica Nacional SA (CSN)		208,100	901,357
Cosan SA Industria e Comercio		56,600	754,597
Drogasil SA		95,800	2,083,760
Embraer SA		297,700	1,506,305
Energisa SA unit		68,800	890,568
ENGIE Brasil Energia SA		67,550	854,387
Equatorial Energia SA		79,300	1,963,617
Hypermarcas SA		153,800	1,216,263
IRB Brasil Resseguros SA		91,000	2,265,253
JBS SA		397,000	2,590,250
Klabin SA unit		317,200	1,333,182
Kroton Educacional SA		554,492	1,824,890
Localiza Rent A Car SA		226,754	2,614,324
Lojas Renner SA		325,923	4,053,167
M. Dias Branco SA		28,100	288,116
Magazine Luiza SA		32,000	2,211,286
Multiplan Empreendimentos Imobiliarios SA		90,356	672,162
Natura Cosmeticos SA		84,000	1,346,386
Notre Dame Intermedica Participacoes SA		143,200	1,639,745
Petrobras Distribuidora SA		272,100	1,896,540
Petroleo Brasileiro SA - Petrobras (ON)		952,711	7,187,116
Porto Seguro SA		29,300	399,997
Rumo SA (a)		434,800	2,497,364
Sul America SA unit		72,037	793,165
Suzano Papel e Celulose SA		223,071	1,792,704
TIM Participacoes SA		382,703	1,225,420
Ultrapar Participacoes SA		316,000	1,646,924
Vale SA		1,177,686	15,370,849
Vale SA sponsored ADR		63,056	819,097
Weg SA		321,466	2,006,451

TOTAL BRAZIL			107,261,346

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		95,632	4,996,080
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		171,301	10,500,266
AltaGas Ltd.		115,379	1,766,790
ATCO Ltd. Class I (non-vtg.)		35,915	1,197,076
Bank of Montreal		251,319	18,813,697
Bank of Nova Scotia		478,737	25,558,273
Barrick Gold Corp. (Canada)		675,498	10,978,506
Bausch Health Cos., Inc. (Canada) (a)		131,130	3,150,578
BCE, Inc.		57,630	2,604,223
BlackBerry Ltd. (a)		202,467	1,477,313
Bombardier, Inc. Class B (sub. vtg.) (a)		807,301	1,388,523
Brookfield Asset Management, Inc. Class A		326,818	16,014,032
CAE, Inc.		99,866	2,693,007
Cameco Corp.		177,553	1,630,506
Canadian Imperial Bank of Commerce		172,565	13,575,863
Canadian National Railway Co.		281,297	26,624,959
Canadian Natural Resources Ltd.		469,872	11,901,668
Canadian Pacific Railway Ltd.		54,937	13,116,531
Canadian Tire Ltd. Class A (non-vtg.)		24,418	2,666,221
Canadian Utilities Ltd. Class A (non-vtg.)		48,413	1,318,354
CCL Industries, Inc. Class B		57,305	2,865,684
Cenovus Energy, Inc. (Canada)		397,419	3,694,750
CGI Group, Inc. Class A (sub. vtg.) (a)		97,570	7,509,593
CI Financial Corp.		87,956	1,363,525
Constellation Software, Inc.		7,917	7,532,427
Dollarama, Inc.		119,601	4,431,345
Emera, Inc.		20,697	859,369
Empire Co. Ltd. Class A (non-vtg.)		76,103	2,014,152
Enbridge, Inc.		791,103	26,422,049
Encana Corp. (Toronto)		575,853	2,631,000
Fairfax Financial Holdings Ltd. (sub. vtg.)		11,046	5,117,500
First Capital Realty, Inc.		64,415	1,066,425
First Quantum Minerals Ltd.		258,735	2,383,859
Fortis, Inc.		160,424	6,323,122
Franco-Nevada Corp.		73,665	6,402,012
George Weston Ltd.		31,893	2,522,345
Gildan Activewear, Inc.		88,134	3,471,136
Great-West Lifeco, Inc.		113,746	2,497,620
H&R (REIT) unit		52,054	894,518
Husky Energy, Inc.		122,263	948,608
Hydro One Ltd. (c)		125,821	2,222,221
iA Financial Corp, Inc.		49,507	1,986,582
IGM Financial, Inc.		30,645	846,580
Imperial Oil Ltd.		115,651	3,166,864
Intact Financial Corp.		56,429	5,259,809
Inter Pipeline Ltd.		178,065	2,996,533
Keyera Corp.		82,055	2,087,746
Kinross Gold Corp. (a)		475,730	1,924,836
Kirkland Lake Gold Ltd.		74,442	3,078,530
Loblaw Companies Ltd.		78,401	4,067,965
Lundin Mining Corp.		263,464	1,275,599
Magna International, Inc. Class A (sub. vtg.)		125,288	6,318,510
Manulife Financial Corp.		762,410	13,806,334
Methanex Corp.		27,044	1,064,507
Metro, Inc. Class A (sub. vtg.)		97,710	3,821,632
National Bank of Canada		138,563	6,706,626
Nutrien Ltd.		235,584	12,916,244
Onex Corp. (sub. vtg.)		34,319	2,073,234
Open Text Corp.		114,131	4,867,733
Pembina Pipeline Corp.		205,837	7,468,960
Power Corp. of Canada (sub. vtg.)		118,647	2,515,338
Power Financial Corp.		103,922	2,274,819
PrairieSky Royalty Ltd.		104,009	1,393,301
Quebecor, Inc. Class B (sub. vtg.)		93,704	2,122,859
Restaurant Brands International, Inc.		94,566	6,964,552
RioCan (REIT)		60,517	1,193,099
Rogers Communications, Inc. Class B (non-vtg.)		145,079	7,530,961
Royal Bank of Canada		558,029	44,065,603
Saputo, Inc.		94,072	2,841,120
Shaw Communications, Inc. Class B		180,611	3,540,238
Shopify, Inc. Class A (a)		38,081	12,101,494
Smart (REIT)		31,867	782,067
SNC-Lavalin Group, Inc.		76,329	1,207,569
Sun Life Financial, Inc.		233,592	9,706,156
Suncor Energy, Inc.		614,909	17,644,040
Teck Resources Ltd. Class B (sub. vtg.)		206,863	4,231,930
TELUS Corp.		78,270	2,813,403
The Stars Group, Inc. (a)		82,620	1,285,812
The Toronto-Dominion Bank		712,518	41,650,829
Thomson Reuters Corp.		82,269	5,525,325
Tourmaline Oil Corp.		95,156	1,254,519
TransCanada Corp.		363,381	17,791,847
Vermilion Energy, Inc.		66,905	1,198,896
West Fraser Timber Co. Ltd.		25,900	1,012,412
Wheaton Precious Metals Corp.		167,252	4,372,022
WSP Global, Inc.		42,236	2,382,215

TOTAL CANADA			550,282,976

Cayman Islands - 4.5%
3SBio, Inc. (c)		435,500	735,461
51job, Inc. sponsored ADR (a)		8,753	678,795
58.com, Inc. ADR (a)		35,047	1,975,950
AAC Technology Holdings, Inc.		308,000	1,655,051
Agile Property Holdings Ltd.		530,000	681,190
Airtac International Group		41,000	418,149
Alibaba Group Holding Ltd. sponsored ADR (a)		556,052	96,258,162
Anta Sports Products Ltd.		416,000	3,105,412
ASM Pacific Technology Ltd.		139,400	1,630,305
Autohome, Inc. ADR Class A (a)(b)		22,113	1,879,605
Baidu.com, Inc. sponsored ADR (a)		107,456	12,002,835
Baozun, Inc. sponsored ADR (a)(b)		13,394	664,476
BeiGene Ltd. ADR (a)(b)		13,702	1,881,833
Chailease Holding Co. Ltd.		520,475	2,180,778
Cheung Kong Property Holdings Ltd.		993,116	7,467,375
China Aoyuan Property Group Ltd.		437,000	584,532
China Conch Venture Holdings Ltd.		619,000	2,130,024
China Education Group Holdings Ltd.		230,000	357,165
China First Capital Group Ltd. (a)		1,166,000	356,265
China Hongqiao Group Ltd.		675,000	493,265
China Huishan Dairy Holdings Co. Ltd. (a)(d)		894,000	23,983
China Investment Fund International Holdings Co. Ltd. (d)		288,000	849,120
China Literature Ltd. (a)(b)(c)		84,000	335,285
China Medical System Holdings Ltd.		499,000	475,996
China Mengniu Dairy Co. Ltd.		1,057,000	4,265,042
China Resources Cement Holdings Ltd.		788,000	720,153
China Resources Land Ltd.		1,138,465	4,865,126
China State Construction International Holdings Ltd.		677,750	696,207
China Zhongwang Holdings Ltd.		504,000	256,670
CIFI Holdings Group Co. Ltd.		1,003,898	639,964
CK Hutchison Holdings Ltd.		1,034,616	9,668,464
Country Garden Holdings Co. Ltd.		3,186,537	4,293,239
Country Garden Services Holdings Co. Ltd.		393,000	946,302
Ctrip.com International Ltd. ADR (a)		161,820	6,307,744
Dali Foods Group Co. Ltd. (c)		597,500	372,378
ENN Energy Holdings Ltd.		307,600	3,164,098
Evergrande Real Estate Group Ltd.		732,000	1,932,523
Fullshare Holdings Ltd. (a)		2,040,000	72,664
Future Land Development Holding Ltd.		542,000	455,358
GDS Holdings Ltd. ADR (a)(b)		19,979	822,735
Geely Automobile Holdings Ltd.		1,874,000	2,858,092
Genscript Biotech Corp. (a)		422,000	1,031,464
Greentown Service Group Co. Ltd.		304,000	256,092
Haitian International Holdings Ltd.		182,000	367,675
Hengan International Group Co. Ltd.		294,000	2,223,708
Huazhu Group Ltd. ADR (b)		55,379	1,814,216
Hutchison China Meditech Ltd. sponsored ADR (a)		16,500	345,015
iQIYI, Inc. ADR (a)(b)		42,971	798,831
JD.com, Inc. sponsored ADR (a)		287,508	8,599,364
Kaisa Group Holdings Ltd.		835,000	346,315
Kingboard Chemical Holdings Ltd.		226,000	556,368
Kingboard Laminates Holdings Ltd.		315,500	260,171
Kingdee International Software Group Co. Ltd.		756,000	720,146
Kingsoft Corp. Ltd. (a)		273,000	588,200
KWG Property Holding Ltd.		449,000	417,459
Lee & Man Paper Manufacturing Ltd.		441,000	269,186
Li Ning Co. Ltd.		827,000	2,038,890
Lijun International Pharmaceutical Holding Ltd.		560,000	496,541
Logan Property Holdings Co. Ltd.		476,000	719,741
Longfor Properties Co. Ltd. (c)		663,500	2,453,749
Meitu, Inc. (a)(c)		497,500	144,949
Meituan Dianping Class B		402,590	3,255,418
Melco Crown Entertainment Ltd. sponsored ADR		87,527	1,966,732
MGM China Holdings Ltd.		367,200	600,050
Momo, Inc. ADR		60,710	2,062,319
NetEase, Inc. ADR		27,650	6,382,173
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		57,021	5,947,861
Nexteer Auto Group Ltd.		313,000	325,299
NIO, Inc. sponsored ADR (a)(b)		225,888	783,831
Noah Holdings Ltd. sponsored ADR (a)		8,664	280,194
Pinduoduo, Inc. ADR		81,086	1,805,785
Sands China Ltd.		936,000	4,492,676
Semiconductor Manufacturing International Corp. (a)		1,314,000	1,547,732
Shenzhou International Group Holdings Ltd.		291,400	4,019,197
Shimao Property Holdings Ltd.		397,000	1,096,436
Shui On Land Ltd.		908,000	193,818
SINA Corp. (a)		21,890	856,337
Sino Biopharmaceutical Ltd.		2,593,000	3,162,853
SOHO China Ltd.		1,644,500	525,783
Sunac China Holdings Ltd.		962,000	4,339,267
Sunny Optical Technology Group Co. Ltd.		265,000	3,064,297
TAL Education Group ADR (a)		140,497	4,524,003
Tencent Holdings Ltd.		2,231,600	103,976,879
Tencent Music Entertainment Group ADR (a)		28,376	404,926
Tingyi (Cayman Islands) Holding Corp.		926,000	1,381,977
Towngas China Co. Ltd.		248,922	189,532
Uni-President China Holdings Ltd.		388,000	458,910
Vipshop Holdings Ltd. ADR (a)		170,461	1,295,504
Want Want China Holdings Ltd.		2,279,000	1,772,493
Weibo Corp. sponsored ADR (a)(b)		17,232	674,977
WH Group Ltd. (c)		3,867,000	3,764,022
Wharf Real Estate Investment Co. Ltd.		466,000	2,939,673
Wuxi Biologics (Cayman), Inc. (a)(c)		210,000	2,231,725
Wynn Macau Ltd.		674,000	1,512,343
Xiaomi Corp. Class B (b)(c)		1,340,400	1,530,707
Xinyi Solar Holdings Ltd.		1,012,036	555,601
Yihai International Holding Ltd.		207,000	1,098,382
Yuzhou Properties Co.		440,284	206,849
YY, Inc. ADR (a)		19,322	1,240,279
Zhen Ding Technology Holding Ltd.		160,230	582,204
Zhongsheng Group Holdings Ltd. Class H		198,500	551,708
ZTO Express (Cayman), Inc. sponsored ADR		120,616	2,370,104

TOTAL CAYMAN ISLANDS			385,576,707

Chile - 0.2%
Aguas Andinas SA		1,691,635	946,839
Banco de Chile		9,974,513	1,443,440
Banco de Credito e Inversiones		16,289	1,026,162
Banco Santander Chile		25,876,934	1,873,832
Cencosud SA		664,201	1,311,392
Colbun SA (a)		2,507,517	470,862
Compania Cervecerias Unidas SA		70,753	991,928
Compania de Petroleos de Chile SA (COPEC)		174,375	1,600,055
CorpBanca SA		52,714,873	408,831
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		51,823	474,789
Empresas CMPC SA		411,257	964,447
Enel Chile SA		12,410,785	1,124,880
Enersis SA		15,095,654	2,490,730
LATAM Airlines Group SA		136,982	1,305,582
S.A.C.I. Falabella		290,252	1,793,422

TOTAL CHILE			18,227,191

China - 2.7%
Agricultural Bank of China Ltd.:
(A Shares)		1,043,600	543,880
(H Shares)		11,227,000	4,544,418
Aier Eye Hospital Group Co. Ltd. (A Shares)		56,940	250,525
Air China Ltd. (H Shares)		1,048,000	1,017,746
Aisino Co. Ltd. (A Shares)		20,200	66,755
Aluminum Corp. of China Ltd.:
(A shares) (a)		425,900	230,427
(H Shares) (a)		1,098,000	358,554
Angang Steel Co. Ltd. (H Shares)		423,800	160,750
Anhui Conch Cement Co. Ltd. (H Shares)		515,000	2,973,734
Anxin Trust Co. Ltd. (A Shares) (a)		38,000	26,298
AVIC Aircraft Co. Ltd. (A Shares)		74,100	176,094
AVIC Aviation Engine Corp. PLC (A Shares)		12,952	44,008
AVIC Capital Co. Ltd. (A Shares)		60,100	44,678
AviChina Industry & Technology Co. Ltd. (H Shares)		689,000	369,825
Baic Motor Corp. Ltd. (H Shares) (c)		503,500	318,102
Bank Communications Co. Ltd.:
(H Shares)		3,831,200	2,787,384
Class A		206,400	173,500
Bank of Beijing Co. Ltd. (A Shares)		149,400	121,604
Bank of Chengdu Co. Ltd. Class A		176,700	216,842
Bank of China Ltd.:
(A Shares)		150,000	80,560
(H Shares)		31,071,024	12,617,565
Bank of Guiyang Co. Ltd. (A Shares)		168,560	216,294
Bank of Hangzhou Co. Ltd. (A Shares)		176,031	215,559
Bank of Jiangsu Co. Ltd. (A Shares)		75,500	75,961
Bank of Nanjing Co. Ltd. (A Shares)		38,800	46,459
Bank of Ningbo Co. Ltd. (A Shares)		18,500	63,069
Bank of Shanghai Co. Ltd. (A Shares)		162,500	218,686
Baoshan Iron & Steel Co. Ltd. (A Shares)		132,500	122,005
BBMG Corp. (H Shares)		1,154,000	335,760
Beijing Capital International Airport Co. Ltd. (H Shares)		582,000	458,563
Beijing Shiji Information Technology Co. Ltd. (A Shares)		27,200	140,124
Beijing Tongrentang Co. Ltd. (A Shares)		34,900	143,256
BOE Technology Group Co. Ltd. (A Shares)		280,900	163,614
BYD Co. Ltd.:
(A Shares)		19,600	158,048
(H Shares) (b)		290,500	1,815,228
Caitong Securities Co. Ltd.		64,700	102,005
CGN Power Co. Ltd. (H Shares) (c)		4,316,000	1,245,776
Changjiang Securities Co. Ltd. (A Shares)		47,800	51,239
Chaozhou Three-Circle Group Co. (A Shares)		51,500	155,074
China Cinda Asset Management Co. Ltd. (H Shares)		2,819,000	614,963
China CITIC Bank Corp. Ltd. (H Shares)		4,151,293	2,299,993
China Coal Energy Co. Ltd. (H Shares)		688,000	266,571
China Communications Construction Co. Ltd. (H Shares)		1,585,000	1,333,912
China Communications Services Corp. Ltd. (H Shares)		826,000	575,069
China Construction Bank Corp. (H Shares)		38,231,649	29,351,614
China Eastern Airlines Corp. Ltd.:
(A Shares)		189,500	160,895
(H Shares)		452,000	248,343
China Everbright Bank Co. Ltd.:
(A Shares)		666,800	378,995
(H Shares)		967,000	434,876
China Film Co. Ltd. (A Shares)		50,000	105,676
China Fortune Land Development Co. Ltd. (A Shares)		11,300	47,584
China Galaxy Securities Co. Ltd. (H Shares)		1,295,500	691,458
China Gezhouba Group Co. Ltd. (A Shares)		76,500	66,703
China Grand Automotive Services Co. Ltd. (A Shares)		167,800	97,254
China Huarong Asset Management Co. Ltd. (c)		3,362,000	566,801
China International Capital Corp. Ltd. (H Shares) (c)		467,600	884,623
China International Travel Service Corp. Ltd. (A Shares)		6,600	86,154
China Life Insurance Co. Ltd. (H Shares)		3,007,000	7,659,341
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,032,000	631,058
China Merchants Bank Co. Ltd.:
(A Shares)		111,700	587,780
(H Shares)		1,680,191	8,323,501
China Merchants Securities Co. Ltd. (A Shares)		21,400	52,322
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		54,700	162,764
China Minsheng Banking Corp. Ltd.:
(A Shares)		580,300	509,639
(H Shares)		2,241,832	1,544,196
China Molybdenum Co. Ltd.:
(H Shares)		1,287,000	366,034
Class A		339,800	176,874
China National Building Materials Co. Ltd. (H Shares)		1,588,000	1,392,239
China National Chemical Engineering Co. Ltd. (A Shares)		87,400	73,289
China National Nuclear Power Co. Ltd. (A Shares)		198,800	161,995
China Northern Rare Earth Group High-Tech Co. Ltd.		108,600	175,931
China Oilfield Services Ltd. (H Shares)		528,000	595,627
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,195,000	5,097,247
China Petroleum & Chemical Corp.:
(A Shares)		425,000	323,846
(H Shares)		9,835,800	6,314,691
China Railway Construction Corp. Ltd. (H Shares)		857,000	990,193
China Railway Group Ltd. (H Shares)		2,134,000	1,494,148
China Railway Signal & Communications Corp. (H Shares) (c)		416,000	277,727
China Reinsurance Group Corp. (H Shares)		1,524,000	267,848
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		30,700	130,177
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	85,843
(H Shares)		1,290,500	2,549,453
China Shipbuilding Industry Co. (A Shares)		298,400	258,712
China Shipbuilding Industry Group Power Co. Ltd.		13,400	48,921
China Shipping Development Co. Ltd. (H Shares)		364,000	207,305
China Southern Airlines Ltd. (H Shares)		814,000	521,778
China State Construction Engineering Corp. Ltd. (A Shares)		261,840	222,513
China Telecom Corp. Ltd. (H Shares)		5,126,000	2,286,351
China Tower Corp. Ltd. (H Shares) (c)		16,534,000	4,273,180
China United Network Communications Ltd. (A Shares)		209,200	178,977
China Vanke Co. Ltd.:
(A Shares)		166,100	688,066
(H Shares)		613,000	2,302,479
China Yangtze Power Co. Ltd. (A Shares)		68,700	186,292
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		796,000	416,080
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		28,200	190,945
CITIC Securities Co. Ltd. (H Shares)		1,120,000	2,138,412
Contemporary Amperex Technology Co. Ltd.		12,100	132,838
COSCO Shipping Development Co. Ltd. (H Shares)		481,000	59,216
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		926,500	344,567
CRRC Corp. Ltd.:
(A Shares)		249,600	284,186
(H Shares)		2,115,800	1,665,457
Daqin Railway Co. Ltd. (A Shares)		72,100	82,505
Datang International Power Generation Co. Ltd. (H Shares)		934,000	209,864
DHC Software Co. Ltd. (A Shares)		140,000	136,306
Dong E-E-Jiao Co. Ltd. (A Shares)		18,800	90,599
Dongfeng Motor Group Co. Ltd. (H Shares)		872,000	777,748
Dongxing Securities Co. Ltd. (A Shares)		76,100	123,474
East Money Information Co. Ltd. (A Shares)		103,500	216,865
Everbright Securities Co. Ltd. (A Shares)		26,300	42,839
Fangda Carbon New Material Co. Ltd. (A Shares)		52,448	86,897
Financial Street Holdings Co. Ltd. (A Shares)		155,900	172,160
Focus Media Information Technology Co. Ltd. (A Shares)		32,640	23,834
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		34,000	490,370
Founder Securities Co. Ltd. (A Shares)		52,800	52,805
Foxconn Industrial Internet Co. Ltd. (A Shares)		67,400	133,079
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		198,000	599,570
GD Power Development Co. Ltd. (A Shares)		451,300	166,670
Gemdale Corp. (A Shares)		30,000	52,865
GF Securities Co. Ltd.:
(A Shares)		70,600	136,447
(H Shares)		517,400	580,288
Giant Network Group Co. Ltd. (A Shares)		45,400	116,954
GoerTek, Inc. (A Shares)		90,300	151,685
Great Wall Motor Co. Ltd. (H Shares)		1,033,500	700,106
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		24,200	192,461
Greenland Holdings Corp. Ltd. (A Shares)		45,500	45,698
Guanghui Energy Co. Ltd. (A Shares)		348,300	175,054
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,053,526	1,071,167
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		19,000	103,123
Guangzhou Haige Communications Group (A Shares)		100,200	138,716
Guangzhou R&F Properties Co. Ltd. (H Shares)		326,000	589,829
Guosen Securities Co. Ltd. (A Shares)		64,300	126,450
Guotai Junan Securities Co. Ltd. (H Shares) (c)		388,000	627,212
Guoyuan Securities Co. Ltd. (A Shares)		87,600	115,181
Haier Smart Home Co. Ltd. (A Shares)		59,700	144,805
Haitong Securities Co. Ltd. (H Shares)		1,556,400	1,542,298
Hanergy Mobile Energy Holding (d)		1,902,000	3
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		159,100	704,919
Hangzhou Robam Appliances Co. Ltd. (A Shares)		30,000	107,914
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		19,200	138,790
Heilan Home Co. Ltd. (A Shares)		93,500	121,787
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		12,000	41,699
Hengli Petrochemical Co. Ltd. (A Shares)		48,160	84,172
Hengtong Optic-electric Co. Ltd. (A Shares)		23,400	54,201
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		8,300	109,016
Huadian Power International Corp. Ltd. (H Shares)		526,000	220,160
Huadong Medicine Co. Ltd. (A Shares)		7,560	30,009
Huaneng Power International, Inc. (H Shares)		1,456,000	847,326
Huaneng Renewables Corp. Ltd. (H Shares)		1,374,000	373,447
Huatai Securities Co. Ltd.:
(A Shares)		99,100	290,030
(H Shares) (c)		543,000	879,703
Huaxia Bank Co. Ltd. (A Shares)		253,500	277,251
Huayu Automotive Systems Co. Ltd. (A Shares)		12,700	42,410
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		167,700	172,327
Hundsun Technologies, Inc. (A Shares)		15,800	161,520
iFlytek Co. Ltd. (A Shares) (a)		8,700	41,184
Industrial & Commercial Bank of China Ltd. (H Shares)		26,387,008	17,720,108
Industrial Bank Co. Ltd. (A Shares)		145,200	401,165
Industrial Securities Co. Ltd. (A Shares)		51,400	48,111
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		35,500	159,822
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		176,600	40,339
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		774,720	783,237
Jiangsu Expressway Co. Ltd. (H Shares)		374,000	503,911
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		71,460	689,171
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		9,100	152,592
Jiangxi Copper Co. Ltd. (H Shares)		493,000	610,138
Jinke Properties Group Co. Ltd. (A Shares)		152,000	137,804
Jointown Pharmaceutical Group (A Shares)		62,100	108,135
Kangmei Pharmaceutical Co. Ltd. (A Shares)		42,400	19,780
Kweichow Moutai Co. Ltd. (A Shares)		15,000	2,104,061
Legend Holdings Corp.:
(H Shares) (c)		122,800	289,195
rights (a)(d)		9,446	1,569
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		31,600	112,911
Liaoning Chengda Co. Ltd. (A Shares)		64,100	128,900
LONGi Green Energy Technology Co. Ltd.		11,830	43,898
Luxshare Precision Industry Co. Ltd. (A Shares)		22,815	71,012
Luzhou Laojiao Co. Ltd. (A Shares)		4,700	54,584
Maanshan Iron & Steel Co. Ltd. (A Shares)		606,200	257,300
Mango Excellent Media Co. Ltd. (A Shares) (a)		22,000	123,791
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		15,264	26,184
Metallurgical Corp. China Ltd.:
(A Shares)		296,500	126,443
(H Shares)		1,056,000	257,773
Midea Group Co. Ltd. (A Shares)		37,800	297,791
Muyuan Foodstuff Co. Ltd. (A Shares)		12,300	136,494
NARI Technology Co. Ltd. (A Shares)		70,200	191,415
New China Life Insurance Co. Ltd. (H Shares)		327,600	1,624,970
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	120,870
Oppein Home Group, Inc. (A Shares)		6,900	103,690
Orient Securities Co. Ltd. (A Shares)		27,500	41,320
People's Insurance Co. of China Group (H Shares)		3,497,000	1,466,997
PetroChina Co. Ltd. (H Shares)		8,472,000	4,493,582
PICC Property & Casualty Co. Ltd. (H Shares)		2,552,001	3,030,159
Ping An Bank Co. Ltd. (A Shares)		135,300	275,206
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)		166,300	2,108,219
(H Shares)		2,173,500	25,616,466
Poly Developments & Holdings (A Shares)		77,200	158,085
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		2,945,000	1,712,662
Power Construction Corp. of China Ltd. (A Shares)		52,346	37,521
Qihoo 360 Technology Co. Ltd. (A Shares)		35,200	101,646
Risesun Real Estate Development Co. Ltd. (A Shares)		117,700	148,548
Rongsheng Petrochemical Co. Ltd. (A Shares)		48,000	82,612
SAIC Motor Corp. Ltd. (A Shares)		51,800	185,872
Sanan Optoelectronics Co. Ltd. (A Shares) (a)		15,300	25,227
Sany Heavy Industry Co. Ltd. (A Shares)		38,500	78,350
SDIC Capital Co. Ltd.		53,800	104,738
SDIC Power Holdings Co. Ltd. (A Shares)		46,600	57,488
Seazen Holdings Co. Ltd. (A Shares)		23,100	87,718
Shaanxi Coal Industry Co. Ltd. (A Shares)		40,100	54,769
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,900	93,946
Shandong Gold Mining Co. Ltd. (A Shares) (a)		31,700	193,190
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		700,000	667,353
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		214,240	113,572
Shanghai Construction Group Co. Ltd. (A Shares)		192,600	105,962
Shanghai Electric Group Co. Ltd.:
(A Shares)		258,700	199,273
(H Shares)		820,000	284,808
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		37,600	142,483
(H Shares)		200,000	592,068
Shanghai International Airport Co. Ltd. (A Shares)		6,272	74,915
Shanghai International Port Group Co. Ltd. (A Shares)		48,000	50,406
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		611,936	719,384
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		303,700	583,998
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		175,800	301,155
Shanghai Tunnel Engineering Co. Ltd.		150,800	134,560
Shanghaioriental Pearl Media Co. Ltd.		22,490	32,244
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		164,300	195,109
Shanxi Securities Co. Ltd. (A Shares)		99,200	119,661
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		11,900	116,400
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		224,500	198,659
Shenergy Co. Ltd. (A Shares)		85,171	72,286
Shenwan Hongyuan Group Co. Ltd. (A Shares)		322,100	227,777
Shenzhen Inovance Technology Co. Ltd. (A Shares)		36,200	130,214
Shenzhen Kangtai Biological Products Co. Ltd.		14,800	137,067
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		6,700	153,587
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		40,200	41,845
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		30,200	97,810
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		163,000	102,294
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		146,100	101,411
Sichuan Chuantou Energy Co. Ltd. (A Shares)		59,800	81,144
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		28,500	129,118
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		56,100	157,148
Sinolink Securities Co. Ltd. (A Shares)		91,500	122,395
Sinopec Engineering Group Co. Ltd. (H Shares)		371,500	291,036
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		320,600	221,836
(H Shares)		874,000	304,924
Sinopharm Group Co. Ltd. (H Shares)		474,000	1,752,186
Sinotrans Ltd. (H Shares)		754,000	259,877
Songcheng Performance Development Co. Ltd. (A Shares)		39,200	148,112
Soochow Securities Co. Ltd. (A Shares)		69,500	98,814
Spring Airlines Co. Ltd. (A Shares)		24,100	150,372
Suning.com Co. Ltd. (A Shares)		26,000	40,235
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	129,870
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		32,200	75,364
TBEA Co. Ltd. (A Shares)		39,900	40,976
TCL Corp. (A Shares)		339,900	167,151
Tong Ren Tang Technologies Co. Ltd. (H Shares)		193,000	230,611
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		57,100	129,467
Tongwei Co. Ltd. (A Shares)		56,700	119,256
TravelSky Technology Ltd. (H Shares)		292,000	571,550
Tsingtao Brewery Co. Ltd.:
(A Shares)		19,600	128,199
(H Shares)		132,000	772,034
Walvax Biotechnology Co. Ltd. (A Shares)		37,900	150,339
Weichai Power Co. Ltd. (H Shares)		748,800	1,153,743
Wens Foodstuffs Group Co. Ltd. (A Shares)		60,700	355,806
Western Securities Co. Ltd. (A Shares)		84,700	117,907
Wuliangye Yibin Co. Ltd. (A Shares)		50,200	872,226
WuXi AppTec Co. Ltd. (H Shares) (b)(c)		56,980	526,405
XCMG Construction Machinery Co. Ltd. (A Shares)		180,500	126,741
Xiamen C&D, Inc. (A Shares)		119,500	155,458
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		390,364	436,242
Yanzhou Coal Mining Co. Ltd. (H Shares)		634,000	558,021
Yonghui Superstores Co. Ltd. (A Shares)		36,600	51,183
Yonyou Network Technology Co. Ltd. (A Shares)		40,800	168,494
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,200	138,111
Zhaojin Mining Industry Co. Ltd. (H Shares)		340,500	395,759
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		205,600	118,268
Zhejiang Chint Electric Co. Ltd. (A Shares)		11,400	39,497
Zhejiang Dahua Technology Co. Ltd. (A Shares)		13,200	30,573
Zhejiang Expressway Co. Ltd. (H Shares)		488,000	472,357
Zhejiang Longsheng Group Co. Ltd. (A Shares)		69,200	150,522
Zhejiang Semir Garment Co. Ltd. (A Shares)		66,500	104,594
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		14,600	27,360
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		74,600	166,981
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		249,400	1,192,085
Zijin Mining Group Co. Ltd. (H Shares)		2,505,000	1,002,530
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		166,700	148,786
ZTE Corp.:
(A Shares) (a)		32,800	155,734
(H Shares)		282,536	843,834

TOTAL CHINA			231,204,300

Colombia - 0.1%
Bancolombia SA		103,285	1,237,180
Cementos Argos SA		136,748	320,516
Ecopetrol SA		2,242,115	2,009,131
Grupo de Inversiones Suramerica SA		92,432	971,951
Interconexion Electrica SA ESP		154,539	838,419
Inversiones Argos SA		112,794	578,249

TOTAL COLOMBIA			5,955,446

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		62,620	1,404,876
Komercni Banka A/S		38,847	1,497,159
MONETA Money Bank A/S (c)		160,897	552,196

TOTAL CZECH REPUBLIC			3,454,231

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,409	1,509,091
Series B		2,439	2,738,629
Carlsberg A/S Series B		42,956	5,868,577
Christian Hansen Holding A/S		41,941	3,670,723
Coloplast A/S Series B		46,859	5,475,150
Danske Bank A/S		269,496	4,005,007
DSV de Sammensluttede Vognmaend A/S		69,476	6,642,951
Genmab A/S (a)		25,221	4,671,080
H Lundbeck A/S		30,254	1,172,344
ISS Holdings A/S		54,811	1,538,507
Novo Nordisk A/S Series B		675,493	32,436,730
Novozymes A/S Series B		87,808	4,078,130
ORSTED A/S (c)		74,074	6,766,343
Pandora A/S		36,232	1,395,398
Tryg A/S		45,969	1,405,142
Vestas Wind Systems A/S		77,138	6,344,120
William Demant Holding A/S (a)		43,742	1,292,651

TOTAL DENMARK			91,010,573

Egypt - 0.0%
Commercial International Bank SAE		440,421	1,955,948
Commercial International Bank SAE sponsored GDR		130,578	561,485
Eastern Tobacco Co.		246,485	235,762
Elsewedy Electric Co.		266,250	197,878

TOTAL EGYPT			2,951,073

Finland - 0.7%
Elisa Corp. (A Shares)		51,281	2,411,507
Fortum Corp.		163,683	3,768,899
Kone Oyj (B Shares)		129,283	7,384,800
Metso Corp.		48,647	1,879,981
Neste Oyj		167,132	5,548,604
Nokia Corp.		2,190,905	11,834,407
Nokian Tyres PLC		46,578	1,339,061
Nordea Bank ABP (Stockholm Stock Exchange)		1,177,545	7,556,764
Orion Oyj (B Shares)		36,307	1,246,349
Sampo Oyj (A Shares)		170,067	7,091,911
Stora Enso Oyj (R Shares)		226,642	2,618,065
UPM-Kymmene Corp.		222,697	6,027,550
Wartsila Corp.		185,933	2,343,350

TOTAL FINLAND			61,051,248

France - 6.3%
Accor SA		75,105	3,350,592
Aeroports de Paris		10,870	1,873,552
Air Liquide SA		129,627	17,937,136
Alstom SA		57,132	2,469,090
Amundi SA (c)		23,821	1,645,478
Arkema SA		26,391	2,386,852
Atos Origin SA		35,524	2,873,089
AXA SA		742,711	18,707,585
BIC SA		8,245	574,102
bioMerieux SA		15,866	1,344,498
BNP Paribas SA		442,012	20,686,174
Bollore SA		313,690	1,351,516
Bouygues SA		90,790	3,254,337
Bureau Veritas SA		107,515	2,688,642
Capgemini SA		61,963	7,905,348
Carrefour SA		241,087	4,645,104
Casino Guichard Perrachon SA (b)		17,132	633,435
CNP Assurances		66,884	1,384,559
Compagnie de St. Gobain		193,558	7,446,909
Covivio		20,328	2,078,161
Credit Agricole SA		458,698	5,460,323
Danone SA		235,879	20,458,484
Dassault Aviation SA		849	1,165,405
Dassault Systemes SA		50,653	7,738,056
Edenred SA		96,312	4,844,694
EDF SA (a)		23,260	288,773
EDF SA		217,485	2,700,077
Eiffage SA		28,761	2,845,082
ENGIE		703,259	10,836,827
Essilor International SA		109,598	14,880,509
Eurazeo SA		14,042	942,774
Eutelsat Communications		69,980	1,341,743
Faurecia SA		30,630	1,458,019
Gecina SA		17,378	2,666,310
Groupe Eurotunnel SA		179,539	2,593,683
Hermes International SCA		11,966	8,432,634
ICADE		11,107	965,193
Iliad SA		12,031	1,249,258
Imerys SA		12,685	531,360
Ingenico SA		22,858	2,176,127
Ipsen SA		14,321	1,643,992
JCDecaux SA		26,267	759,506
Kering SA		29,260	15,207,490
Klepierre SA		77,502	2,388,525
L'Oreal SA		74,792	20,036,328
L'Oreal SA (a)		23,031	6,169,867
Legrand SA		103,935	7,347,479
LVMH Moet Hennessy Louis Vuitton SE		107,804	44,529,430
Michelin CGDE Series B		66,069	7,346,751
Natixis SA		402,005	1,620,761
Orange SA		783,754	11,617,179
Pernod Ricard SA		83,226	14,653,464
Peugeot Citroen SA		232,191	5,490,277
Publicis Groupe SA		87,677	4,326,491
Remy Cointreau SA		10,962	1,624,868
Renault SA		75,758	4,238,492
Safran SA		127,279	18,295,586
Sanofi SA		441,662	36,804,497
Sartorius Stedim Biotech		11,521	1,845,467
Schneider Electric SA		215,728	18,612,163
SCOR SE		59,812	2,463,082
SEB SA		8,701	1,396,641
Societe Generale Series A		297,611	7,289,886
Sodexo SA		24,786	2,843,959
Sodexo SA (a)		7,786	893,370
SR Teleperformance SA		23,357	4,902,335
Suez Environnement SA		123,850	1,820,714
Thales SA		41,666	4,706,981
Total SA		925,861	47,987,543
Ubisoft Entertainment SA (a)		31,031	2,552,445
Valeo SA		89,508	2,814,024
Veolia Environnement SA		219,376	5,549,105
VINCI SA		197,062	20,270,530
Vivendi SA		357,623	9,968,476
Wendel SA		11,626	1,608,748
Worldline SA (a)(c)		30,589	2,194,259

TOTAL FRANCE			542,632,201

Germany - 4.9%
adidas AG		70,365	22,554,224
Allianz SE		162,797	37,770,381
Axel Springer Verlag AG (b)		19,975	1,380,915
BASF AG		359,734	23,880,660
Bayer AG		365,805	23,692,820
Bayerische Motoren Werke AG (BMW)		122,660	9,074,486
Beiersdorf AG		39,562	4,598,489
Brenntag AG		58,217	2,860,768
Carl Zeiss Meditec AG		17,223	1,896,100
Commerzbank AG		409,972	2,797,010
Continental AG		44,088	6,044,664
Covestro AG (c)		73,501	3,344,940
Daimler AG (Germany)		359,366	18,655,683
Delivery Hero AG (a)(c)		41,679	2,010,722
Deutsche Bank AG		777,055	6,055,807
Deutsche Borse AG		73,570	10,213,171
Deutsche Lufthansa AG		90,144	1,434,473
Deutsche Post AG		387,292	12,651,888
Deutsche Telekom AG		1,278,571	20,944,366
Deutsche Wohnen AG (Bearer)		138,934	5,109,234
Drillisch AG		18,473	558,274
E.ON AG		856,974	8,534,449
Evonik Industries AG		82,564	2,372,701
Fraport AG Frankfurt Airport Services Worldwide		18,498	1,550,540
Fresenius Medical Care AG & Co. KGaA		81,984	5,678,277
Fresenius Medical Care AG & Co. KGaA sponsored ADR		4,303	149,615
Fresenius SE & Co. KGaA		161,710	8,152,251
GEA Group AG		54,439	1,364,979
Hannover Reuck SE		23,556	3,695,039
HeidelbergCement Finance AG		56,171	4,080,337
Henkel AG & Co. KGaA		36,205	3,408,713
Hochtief AG		8,203	933,498
Hugo Boss AG		28,520	1,804,635
Infineon Technologies AG		486,553	9,012,016
innogy SE (c)		46,633	2,246,105
KION Group AG		27,545	1,482,231
Knorr-Bremse AG		18,312	1,858,886
Lanxess AG		34,197	2,049,528
Merck KGaA		53,178	5,441,762
Metro Wholesale & Food Specialist AG (b)		60,498	937,598
MTU Aero Engines Holdings AG		20,081	5,035,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		58,268	14,048,683
Puma AG		30,775	2,154,796
RWE AG		218,719	5,922,302
SAP SE		382,805	46,792,574
Siemens AG		299,210	32,564,021
Siemens Healthineers AG (c)		61,594	2,578,399
Symrise AG		51,706	4,787,432
Telefonica Deutschland Holding AG		369,377	932,702
Thyssenkrupp AG		169,189	2,189,446
TUI AG		21,520	214,213
TUI AG (GB)		157,056	1,561,582
Uniper SE		74,460	2,303,841
United Internet AG		52,593	1,576,028
Volkswagen AG		11,522	1,973,176
Vonovia SE		189,916	9,305,090
Wirecard AG		45,013	7,554,136
Zalando SE (a)(c)		46,071	2,125,705

TOTAL GERMANY			425,901,381

Greece - 0.1%
Alpha Bank AE (a)		476,056	929,090
EFG Eurobank Ergasias SA (a)		879,957	858,193
Ff Group (a)(d)		7,090	9,418
Greek Organization of Football Prognostics SA		76,224	858,988
Hellenic Telecommunications Organization SA		118,087	1,626,186
Jumbo SA		36,791	718,843
Motor Oil (HELLAS) Corinth Refineries SA		19,546	484,678
National Bank of Greece SA (a)		192,522	564,773

TOTAL GREECE			6,050,169

Hong Kong - 2.6%
AIA Group Ltd.		4,728,800	48,402,901
Bank of East Asia Ltd.		440,669	1,270,749
Beijing Enterprises Holdings Ltd.		160,000	781,154
BOC Hong Kong (Holdings) Ltd.		1,454,000	5,540,319
BYD Electronic International Co. Ltd.		190,000	296,726
China Agri-Industries Holdings Ltd.		486,000	147,938
China Everbright International Ltd.		1,486,629	1,309,140
China Everbright Ltd.		280,000	369,875
China Jinmao Holdings Group Ltd.		2,504,000	1,613,342
China Merchants Holdings International Co. Ltd.		861,250	1,425,340
China Mobile Ltd.		2,414,500	20,533,827
China Overseas Land and Investment Ltd.		1,528,000	5,209,042
China Power International Development Ltd.		1,391,000	348,632
China Resources Beer Holdings Co. Ltd.		606,989	2,844,022
China Resources Pharmaceutical Group Ltd. (c)		757,000	823,295
China Resources Power Holdings Co. Ltd.		645,780	927,351
China Taiping Insurance Group Ltd.		665,865	1,838,450
China Unicom Ltd.		2,568,000	2,501,888
CITIC Pacific Ltd.		2,543,000	3,367,105
CLP Holdings Ltd.		642,500	6,985,672
CNOOC Ltd.		6,942,000	11,445,728
CSPC Pharmaceutical Group Ltd.		1,846,000	3,203,504
Far East Horizon Ltd.		949,000	882,670
Fosun International Ltd.		851,500	1,113,131
Galaxy Entertainment Group Ltd.		857,000	5,833,855
Guangdong Investment Ltd.		1,164,000	2,446,432
Hang Lung Properties Ltd.		823,000	1,937,398
Hang Seng Bank Ltd.		304,700	7,242,052
Henderson Land Development Co. Ltd.		535,296	2,768,630
Hong Kong & China Gas Co. Ltd.		3,976,794	8,781,164
Hong Kong Exchanges and Clearing Ltd.		462,973	15,558,836
Hua Hong Semiconductor Ltd. (c)		254,000	523,449
Hysan Development Co. Ltd.		305,434	1,455,098
Lenovo Group Ltd.		2,668,000	2,146,817
Link (REIT)		818,230	9,516,984
MMG Ltd. (a)		704,000	218,506
MTR Corp. Ltd.		574,913	3,772,856
New World Development Co. Ltd.		2,352,497	3,312,294
PCCW Ltd.		1,989,627	1,134,691
Power Assets Holdings Ltd.		493,500	3,527,178
Shanghai Industrial Holdings Ltd.		128,000	262,257
Shenzhen Investment Ltd.		1,034,000	370,752
Sino Land Ltd.		1,234,225	1,998,676
Sino-Ocean Group Holding Ltd.		951,913	383,002
Sinotruk Hong Kong Ltd.		224,500	329,199
SJM Holdings Ltd.		670,000	727,337
Sun Art Retail Group Ltd.		770,917	779,684
Sun Hung Kai Properties Ltd.		612,083	9,863,934
Swire Pacific Ltd. (A Shares)		191,500	2,182,732
Swire Properties Ltd.		455,400	1,644,404
Techtronic Industries Co. Ltd.		519,500	3,863,341
Vitasoy International Holdings Ltd.		326,000	1,534,685
Wharf Holdings Ltd.		417,000	1,013,928
Wheelock and Co. Ltd.		336,000	2,114,390
Winteam Pharmaceutical Group Ltd.		720,000	328,754
Yuexiu Property Co. Ltd.		2,224,000	502,754

TOTAL HONG KONG			221,257,870

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		158,627	1,615,233
OTP Bank PLC		93,564	3,906,167
Richter Gedeon PLC		48,076	846,085

TOTAL HUNGARY			6,367,485

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)		242,916	1,326,230
Ambuja Cements Ltd.		361,745	1,054,701
Ashok Leyland Ltd.		421,648	425,167
Asian Paints Ltd.		110,650	2,434,279
Aurobindo Pharma Ltd.		105,498	873,098
Avenue Supermarts Ltd. (a)(c)		40,801	875,365
Axis Bank Ltd.		743,162	7,243,390
Bajaj Auto Ltd.		33,603	1,223,695
Bajaj Finance Ltd.		70,065	3,290,894
Bajaj Finserv Ltd.		14,918	1,532,168
Bharat Forge Ltd.		70,271	429,375
Bharat Petroleum Corp. Ltd.		222,264	1,109,499
Bharti Airtel Ltd.		721,381	3,523,534
Bharti Infratel Ltd.		115,824	411,978
Bosch Ltd. (a)		2,491	520,505
Britannia Industries Ltd.		18,814	709,681
Cipla Ltd. (a)		172,514	1,302,033
Coal India Ltd.		524,820	1,554,026
Container Corp. of India Ltd.		71,156	527,215
Dabur India Ltd.		173,058	1,068,229
Divi's Laboratories Ltd.		25,049	592,532
Dr. Reddy's Laboratories Ltd.		51,094	1,899,291
Eicher Motors Ltd.		5,862	1,383,999
GAIL India Ltd. (a)		635,724	1,185,296
Glenmark Pharmaceuticals Ltd.		68,277	421,105
Godrej Consumer Products Ltd.		161,186	1,397,943
Grasim Industries Ltd.		135,357	1,542,554
Havells India Ltd.		82,472	770,122
HCL Technologies Ltd.		204,591	3,064,057
Hero Motocorp Ltd.		17,242	587,106
Hindalco Industries Ltd.		494,886	1,361,243
Hindustan Petroleum Corp. Ltd.		206,176	792,105
Hindustan Unilever Ltd.		252,249	6,311,962
Housing Development Finance Corp. Ltd.		641,102	19,684,414
ICICI Bank Ltd.		974,855	5,990,718
ICICI Lombard General Insurance Co. Ltd. (c)		45,474	795,583
Indiabulls Housing Finance Ltd.		91,050	702,740
Indian Oil Corp. Ltd.		737,169	1,484,994
Infosys Ltd.		1,368,167	15,594,446
InterGlobe Aviation Ltd. (c)		32,552	734,032
ITC Ltd.		1,345,811	5,262,150
JSW Steel Ltd.		308,407	1,058,315
Larsen & Toubro Ltd.		195,158	3,914,805
LIC Housing Finance Ltd.		95,678	716,671
Lupin Ltd. (a)		75,925	841,866
Mahindra & Mahindra Financial Services Ltd.		186,214	819,841
Mahindra & Mahindra Ltd.		291,530	2,315,961
Marico Ltd.		151,373	804,423
Maruti Suzuki India Ltd.		40,054	3,168,985
Motherson Sumi Systems Ltd.		317,971	490,001
Nestle India Ltd.		7,953	1,343,723
NTPC Ltd.		842,830	1,546,345
Oil & Natural Gas Corp. Ltd.		1,006,340	2,022,169
Page Industries Ltd.		1,931	506,860
Petronet LNG Ltd.		197,916	677,458
Pidilite Industries Ltd.		39,634	711,842
Piramal Enterprises Ltd.		41,265	1,078,886
Power Grid Corp. of India Ltd.		694,061	2,118,959
Rec Ltd.		247,842	502,615
Reliance Industries Ltd.		1,116,043	18,789,315
Shree Cement Ltd.		2,850	832,029
Shriram Transport Finance Co. Ltd.		48,554	680,478
State Bank of India (a)		695,501	3,338,159
Sun Pharmaceutical Industries Ltd.		330,218	2,039,618
Tata Consultancy Services Ltd.		345,210	11,035,058
Tata Motors Ltd. (a)		553,389	1,081,139
Tata Power Co. Ltd.		403,575	353,445
Tata Steel Ltd.		119,675	746,684
Tech Mahindra Ltd.		201,536	1,854,451
Titan Co. Ltd.		119,166	1,821,252
Ultratech Cemco Ltd.		39,847	2,505,884
United Spirits Ltd. (a)		97,937	841,659
UPL Ltd. (a)		264,025	2,273,633
Vedanta Ltd.		709,782	1,576,298
Vodafone Idea Ltd. (a)		2,481,335	246,400
Wipro Ltd.		494,376	1,897,184
Yes Bank Ltd.		562,953	740,881
Zee Entertainment Enterprises Ltd.		203,926	1,066,211

TOTAL INDIA			181,352,957

Indonesia - 0.5%
Barito Pacific Tbk PT		1,715,200	472,978
PT Adaro Energy Tbk		4,314,600	388,005
PT Astra International Tbk		8,539,600	4,232,480
PT Bank Central Asia Tbk		3,723,000	8,173,394
PT Bank Mandiri (Persero) Tbk		7,137,900	4,015,743
PT Bank Negara Indonesia (Persero) Tbk		3,144,189	1,884,922
PT Bank Rakyat Indonesia Tbk		22,502,100	7,130,420
PT Bank Tabungan Negara Tbk		1,333,900	231,789
PT Bumi Serpong Damai Tbk (a)		2,115,300	212,329
PT Charoen Pokphand Indonesia Tbk		3,092,500	1,183,365
PT Gudang Garam Tbk		214,400	1,151,737
PT Hanjaya Mandala Sampoerna Tbk		4,450,900	957,330
PT Indah Kiat Pulp & Paper Tbk		910,400	480,445
PT Indocement Tunggal Prakarsa Tbk		613,500	974,644
PT Indofood CBP Sukses Makmur Tbk		815,900	620,546
PT Indofood Sukses Makmur Tbk		1,443,500	724,749
PT Jasa Marga Tbk		636,453	270,300
PT Kalbe Farma Tbk		10,500,500	1,097,209
PT Pabrik Kertas Tjiwi Kimia Tbk		439,200	373,212
PT Pakuwon Jati Tbk		5,371,500	280,630
PT Perusahaan Gas Negara Tbk Series B		3,817,800	554,664
PT Semen Gresik (Persero) Tbk		1,003,600	912,311
PT Surya Citra Media Tbk		1,503,100	165,283
PT Tambang Batubara Bukit Asam Tbk		915,900	178,001
PT Telekomunikasi Indonesia Tbk Series B		20,252,900	6,180,813
PT Unilever Indonesia Tbk		596,500	1,848,348
PT United Tractors Tbk		577,112	1,022,217

TOTAL INDONESIA			45,717,864

Ireland - 0.4%
AIB Group PLC		290,000	995,193
Bank Ireland Group PLC		370,094	1,638,776
CRH PLC		322,159	10,721,580
DCC PLC (United Kingdom)		39,892	3,377,451
James Hardie Industries PLC CDI		168,005	2,272,253
Kerry Group PLC Class A		61,212	7,142,081
Kingspan Group PLC (Ireland)		62,174	3,049,019
Paddy Power Betfair PLC (Ireland)		31,983	2,534,303
Smurfit Kappa Group PLC		83,802	2,645,767

TOTAL IRELAND			34,376,423

Isle of Man - 0.1%
Gaming VC Holdings SA		214,064	1,540,072
Genting Singapore Ltd.		2,046,800	1,362,067
NEPI Rockcastle PLC		153,372	1,379,577

TOTAL ISLE OF MAN			4,281,716

Israel - 0.4%
Azrieli Group		14,217	1,000,852
Bank Hapoalim BM (Reg.) (a)		416,362	3,164,705
Bank Leumi le-Israel BM		566,014	4,137,772
Check Point Software Technologies Ltd. (a)(b)		49,685	5,562,236
CyberArk Software Ltd. (a)		16,255	2,257,494
Elbit Systems Ltd. (Israel)		9,618	1,547,009
Israel Chemicals Ltd.		299,138	1,622,004
Israel Discount Bank Ltd. (Class A)		423,838	1,841,908
Mizrahi Tefahot Bank Ltd. (a)		46,447	1,117,707
NICE Systems Ltd. (a)		25,210	3,868,963
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)		439,178	3,482,682
Wix.com Ltd. (a)		17,251	2,562,119

TOTAL ISRAEL			32,165,451

Italy - 1.2%
Assicurazioni Generali SpA		415,511	7,745,906
Atlantia SpA		194,441	5,006,626
Davide Campari-Milano SpA		215,835	2,011,785
Enel SpA		3,150,640	21,552,356
Eni SpA		999,849	15,618,940
FinecoBank SpA		232,039	2,309,750
Intesa Sanpaolo SpA		5,762,814	12,499,011
Leonardo SpA		162,996	1,992,020
Mediobanca SpA		230,141	2,306,652
Moncler SpA		65,810	2,707,897
Pirelli & C. SpA (c)		134,662	796,635
Poste Italiane SpA (c)		188,319	2,013,812
Prysmian SpA		99,431	2,055,009
Recordati SpA		39,767	1,784,214
Snam Rete Gas SpA		830,115	4,079,163
Telecom Italia SpA (a)		3,624,240	2,037,644
Terna SpA		571,723	3,483,467
UniCredit SpA		779,112	9,190,555

TOTAL ITALY			99,191,442

Japan - 14.9%
ABC-MART, Inc.		10,800	684,989
ACOM Co. Ltd.		139,200	493,898
Advantest Corp.		81,600	3,142,324
AEON Co. Ltd.		271,200	4,692,906
AEON Financial Service Co. Ltd.		33,800	548,058
AEON MALL Co. Ltd.		33,620	518,253
Agc, Inc.		66,100	2,024,641
Air Water, Inc.		49,000	804,881
Aisin Seiki Co. Ltd.		61,400	2,000,763
Ajinomoto Co., Inc.		163,900	2,936,835
Alfresa Holdings Corp.		72,700	1,764,875
All Nippon Airways Ltd.		47,500	1,594,316
Alps Electric Co. Ltd.		97,000	1,765,819
Amada Holdings Co. Ltd.		138,500	1,522,754
Aozora Bank Ltd.		46,300	1,061,081
Asahi Group Holdings		140,500	6,085,751
ASAHI INTECC Co. Ltd.		75,200	1,983,859
Asahi Kasei Corp.		492,400	5,009,129
Astellas Pharma, Inc.		735,700	10,426,271
Bandai Namco Holdings, Inc.		81,100	4,398,290
Bank of Kyoto Ltd.		17,300	673,458
Benesse Holdings, Inc.		24,800	583,355
Bridgestone Corp.		218,100	8,187,588
Brother Industries Ltd.		99,100	1,771,758
Calbee, Inc.		27,900	792,453
Canon, Inc.		364,900	9,896,544
Canon, Inc. sponsored ADR		17,468	473,383
Casio Computer Co. Ltd.		102,300	1,167,069
Central Japan Railway Co.		56,500	11,357,221
Chiba Bank Ltd.		201,400	996,099
Chubu Electric Power Co., Inc.		268,400	3,788,833
Chugai Pharmaceutical Co. Ltd.		88,500	6,331,913
Chugoku Electric Power Co., Inc.		119,400	1,491,540
Coca-Cola West Co. Ltd.		43,000	1,064,427
Concordia Financial Group Ltd.		519,900	1,830,743
Credit Saison Co. Ltd.		60,900	740,371
CyberAgent, Inc.		34,800	1,396,339
Dai Nippon Printing Co. Ltd.		94,600	1,984,193
Dai-ichi Mutual Life Insurance Co.		418,900	6,158,273
Daicel Chemical Industries Ltd.		87,900	748,188
Daifuku Co. Ltd.		39,200	2,165,567
Daiichi Sankyo Kabushiki Kaisha		222,700	13,532,832
Daikin Industries Ltd.		96,300	11,952,449
Dainippon Sumitomo Pharma Co. Ltd.		54,600	1,002,710
Daito Trust Construction Co. Ltd.		26,900	3,480,260
Daiwa House Industry Co. Ltd.		222,000	6,311,849
Daiwa House REIT Investment Corp.		609	1,491,851
Daiwa Securities Group, Inc.		577,200	2,488,619
DENSO Corp.		167,400	7,105,371
Dentsu, Inc.		86,700	2,865,958
Disco Corp.		9,900	1,840,950
East Japan Railway Co.		118,700	10,881,827
Eisai Co. Ltd.		97,500	5,269,654
Electric Power Development Co. Ltd.		68,800	1,547,510
FamilyMart Co. Ltd.		96,400	2,058,118
Fanuc Corp.		74,400	13,222,848
Fast Retailing Co. Ltd.		22,900	13,735,984
Fuji Electric Co. Ltd.		54,200	1,655,804
Fujifilm Holdings Corp.		138,100	6,545,724
Fujitsu Ltd.		78,600	6,133,820
Fukuoka Financial Group, Inc.		57,600	1,054,796
GMO Payment Gateway, Inc.		14,200	1,040,298
Hakuhodo DY Holdings, Inc.		104,900	1,656,570
Hamamatsu Photonics K.K.		56,800	2,122,364
Hankyu Hanshin Holdings, Inc.		86,200	3,038,671
Hikari Tsushin, Inc.		8,200	1,817,281
Hino Motors Ltd.		136,500	1,095,042
Hirose Electric Co. Ltd.		13,816	1,456,655
Hisamitsu Pharmaceutical Co., Inc.		20,400	826,013
Hitachi Chemical Co. Ltd.		36,400	1,003,100
Hitachi Construction Machinery Co. Ltd.		50,100	1,174,922
Hitachi High-Technologies Corp.		28,900	1,474,354
Hitachi Ltd.		380,400	13,487,014
Hitachi Metals Ltd.		72,300	766,929
Honda Motor Co. Ltd.		640,000	15,923,540
Hoshizaki Corp.		20,400	1,447,633
Hoya Corp.		146,600	11,326,160
Hulic Co. Ltd.		85,700	738,915
Idemitsu Kosan Co. Ltd.		75,384	2,077,387
IHI Corp.		66,700	1,589,365
Iida Group Holdings Co. Ltd.		48,000	791,543
INPEX Corp.		386,300	3,387,989
Isetan Mitsukoshi Holdings Ltd.		124,300	988,173
Isuzu Motors Ltd.		206,100	2,280,587
Itochu Corp.		525,200	10,000,193
ITOCHU Techno-Solutions Corp.		34,900	901,773
J. Front Retailing Co. Ltd.		77,700	912,181
Japan Airlines Co. Ltd.		49,800	1,568,753
Japan Airport Terminal Co. Ltd.		16,600	691,222
Japan Exchange Group, Inc.		205,300	3,025,057
Japan Post Bank Co. Ltd.		156,600	1,522,960
Japan Post Holdings Co. Ltd.		604,800	5,928,565
Japan Prime Realty Investment Corp.		259	1,146,323
Japan Real Estate Investment Corp.		491	3,073,545
Japan Retail Fund Investment Corp.		993	1,997,136
Japan Tobacco, Inc.		462,900	10,199,415
JFE Holdings, Inc.		181,600	2,400,932
JGC Corp.		86,600	1,127,479
JSR Corp.		92,000	1,529,810
JTEKT Corp.		67,100	795,578
JX Holdings, Inc.		1,253,710	5,899,747
Kajima Corp.		197,000	2,533,595
Kakaku.com, Inc.		44,900	939,355
Kamigumi Co. Ltd.		35,500	819,055
Kaneka Corp.		16,700	624,005
Kansai Electric Power Co., Inc.		262,300	3,239,297
Kansai Paint Co. Ltd.		75,800	1,502,204
Kao Corp.		190,000	13,866,347
Kawasaki Heavy Industries Ltd.		62,500	1,359,865
KDDI Corp.		694,600	18,123,154
Keihan Electric Railway Co., Ltd.		37,200	1,514,808
Keihin Electric Express Railway Co. Ltd.		97,300	1,642,088
Keio Corp.		42,000	2,598,869
Keisei Electric Railway Co.		47,000	1,727,601
Keyence Corp.		35,840	20,797,676
Kikkoman Corp.		55,500	2,523,196
Kintetsu Group Holdings Co. Ltd.		68,700	3,271,128
Kirin Holdings Co. Ltd.		320,300	6,946,752
Kobayashi Pharmaceutical Co. Ltd.		21,000	1,505,653
Kobe Steel Ltd.		107,100	687,184
Koito Manufacturing Co. Ltd.		40,200	2,028,661
Komatsu Ltd.		357,600	7,996,083
Konami Holdings Corp.		35,200	1,493,532
Konica Minolta, Inc.		173,200	1,435,337
Kose Corp.		12,800	2,189,613
Kubota Corp.		403,600	6,225,741
Kuraray Co. Ltd.		140,700	1,664,031
Kurita Water Industries Ltd.		32,600	829,459
Kyocera Corp.		125,300	7,636,698
Kyowa Hakko Kirin Co., Ltd.		96,200	1,585,475
Kyushu Electric Power Co., Inc.		138,300	1,376,771
Kyushu Railway Co.		60,200	1,720,949
Lawson, Inc.		19,500	976,882
LINE Corp. (a)(b)		20,700	658,148
Lion Corp.		78,200	1,543,298
LIXIL Group Corp.		104,900	1,822,419
M3, Inc.		159,600	3,250,975
Makita Corp.		90,900	3,003,819
Marubeni Corp.		656,900	4,258,402
Marui Group Co. Ltd.		74,200	1,603,083
Maruichi Steel Tube Ltd.		16,700	441,178
Mazda Motor Corp.		219,100	2,119,729
McDonald's Holdings Co. (Japan) Ltd.		31,400	1,412,841
Mebuki Financial Group, Inc.		396,610	980,679
Medipal Holdings Corp.		73,400	1,567,990
Meiji Holdings Co. Ltd.		45,200	3,138,911
Mercari, Inc. (a)		27,000	727,429
Minebea Mitsumi, Inc.		151,400	2,584,018
Misumi Group, Inc.		109,000	2,478,776
Mitsubishi Chemical Holdings Corp.		527,500	3,744,989
Mitsubishi Corp.		519,400	13,947,080
Mitsubishi Electric Corp.		704,600	9,202,592
Mitsubishi Estate Co. Ltd.		455,700	8,388,045
Mitsubishi Gas Chemical Co., Inc.		54,200	726,387
Mitsubishi Heavy Industries Ltd.		127,800	5,271,900
Mitsubishi Materials Corp.		48,200	1,325,770
Mitsubishi Motors Corp. of Japan		230,000	1,012,114
Mitsubishi Tanabe Pharma Corp.		88,500	1,006,292
Mitsubishi UFJ Financial Group, Inc.		4,803,900	23,726,483
Mitsubishi UFJ Lease & Finance Co. Ltd.		123,000	656,889
Mitsui & Co. Ltd.		641,200	10,423,906
Mitsui Chemicals, Inc.		80,600	1,843,106
Mitsui Fudosan Co. Ltd.		342,100	7,722,628
Mitsui OSK Lines Ltd.		38,600	946,705
Mizuho Financial Group, Inc.		9,381,760	13,315,733
MonotaRO Co. Ltd.		43,500	958,048
MS&AD Insurance Group Holdings, Inc.		179,990	5,899,816
Murata Manufacturing Co. Ltd.		221,600	10,147,323
Nabtesco Corp.		50,600	1,377,209
Nagoya Railroad Co. Ltd.		78,300	2,162,804
NEC Corp.		101,500	4,149,246
New Hampshire Foods Ltd.		31,900	1,183,103
Nexon Co. Ltd. (a)		202,300	3,220,734
NGK Insulators Ltd.		96,100	1,429,274
NGK Spark Plug Co. Ltd.		73,400	1,407,412
Nidec Corp.		85,800	11,605,359
Nikon Corp.		122,800	1,658,009
Nintendo Co. Ltd.		43,700	16,076,921
Nippon Building Fund, Inc.		523	3,672,874
Nippon Electric Glass Co. Ltd.		28,400	635,119
Nippon Express Co. Ltd.		30,400	1,713,361
Nippon Paint Holdings Co. Ltd.		55,400	2,421,427
Nippon Prologis REIT, Inc.		703	1,691,103
Nippon Steel & Sumitomo Metal Corp.		306,017	4,794,413
Nippon Telegraph & Telephone Corp.		252,800	11,409,139
Nippon Yusen KK		53,100	884,673
Nissan Chemical Corp.		49,300	2,155,954
Nissan Motor Co. Ltd.		903,700	5,873,984
Nisshin Seifun Group, Inc.		72,245	1,365,312
Nissin Food Holdings Co. Ltd.		22,700	1,416,794
Nitori Holdings Co. Ltd.		31,900	4,319,211
Nitto Denko Corp.		59,000	2,905,743
NKSJ Holdings, Inc.		131,400	5,441,667
Nomura Holdings, Inc.		1,359,100	4,368,440
Nomura Real Estate Holdings, Inc.		41,200	839,603
Nomura Real Estate Master Fund, Inc.		1,453	2,309,254
Nomura Research Institute Ltd.		127,920	2,279,960
NSK Ltd.		160,000	1,352,858
NTT Data Corp.		230,300	3,023,909
NTT DOCOMO, Inc.		481,000	11,533,126
NTT DOCOMO, Inc. sponsored ADR		26,497	634,603
Obayashi Corp.		274,700	2,601,692
OBIC Co. Ltd.		26,900	2,885,587
Odakyu Electric Railway Co. Ltd.		121,100	2,703,691
Oji Holdings Corp.		339,500	1,755,642
Olympus Corp.		451,800	4,925,922
OMRON Corp.		71,700	3,411,230
Ono Pharmaceutical Co. Ltd.		145,600	2,653,965
Oracle Corp. Japan		12,700	1,059,987
Oriental Land Co. Ltd.		76,800	10,193,878
ORIX Corp.		502,700	7,215,425
Osaka Gas Co. Ltd.		145,900	2,680,271
Otsuka Corp.		42,400	1,685,633
Otsuka Holdings Co. Ltd.		150,500	5,534,633
Pan Pacific International Hold		44,400	2,840,555
Panasonic Corp.		861,400	7,263,470
Park24 Co. Ltd.		39,000	852,845
PeptiDream, Inc. (a)		40,000	2,246,530
Persol Holdings Co., Ltd.		72,400	1,768,240
Pigeon Corp.		45,600	1,685,008
Pola Orbis Holdings, Inc.		31,300	789,189
Rakuten, Inc.		347,800	3,547,285
Recruit Holdings Co. Ltd.		456,400	15,454,835
Renesas Electronics Corp. (a)		265,600	1,584,469
Resona Holdings, Inc.		799,500	3,259,286
Ricoh Co. Ltd.		251,100	2,299,915
Rinnai Corp.		18,000	1,219,414
ROHM Co. Ltd.		35,600	2,509,900
Ryohin Keikaku Co. Ltd.		9,300	1,660,989
Sankyo Co. Ltd. (Gunma)		22,700	784,557
Santen Pharmaceutical Co. Ltd.		135,300	2,190,121
SBI Holdings, Inc. Japan		90,180	2,067,368
Secom Co. Ltd.		80,200	6,285,357
Sega Sammy Holdings, Inc.		52,800	681,416
Seibu Holdings, Inc.		75,900	1,199,302
Seiko Epson Corp.		115,900	1,705,543
Sekisui Chemical Co. Ltd.		163,200	2,431,724
Sekisui House Ltd.		226,700	3,811,594
Seven & i Holdings Co. Ltd.		292,600	9,985,839
Seven Bank Ltd.		242,600	657,845
SG Holdings Co. Ltd.		55,200	1,464,863
Sharp Corp.		74,400	943,079
Shimadzu Corp.		85,000	2,061,127
Shimamura Co. Ltd.		7,800	553,507
SHIMANO, Inc.		29,900	4,240,803
SHIMIZU Corp.		227,500	1,830,768
Shin-Etsu Chemical Co. Ltd.		142,300	14,488,402
Shinsei Bank Ltd.		51,700	780,927
Shionogi & Co. Ltd.		107,600	5,957,275
Shiseido Co. Ltd.		155,400	11,435,042
Shizuoka Bank Ltd.		184,400	1,274,982
Showa Denko K.K.		59,600	1,598,907
SMC Corp.		22,100	8,097,307
SoftBank Corp.		644,500	32,906,980
SoftBank Corp.		642,700	8,678,429
Sohgo Security Services Co., Ltd.		32,200	1,568,710
Sony Corp.		496,700	28,249,273
Sony Financial Holdings, Inc.		55,800	1,351,863
Stanley Electric Co. Ltd.		54,000	1,344,168
Subaru Corp.		241,200	5,621,468
Sumco Corp.		99,600	1,305,348
Sumitomo Chemical Co. Ltd.		641,900	2,927,205
Sumitomo Corp.		456,400	6,772,371
Sumitomo Electric Industries Ltd.		313,400	3,877,678
Sumitomo Heavy Industries Ltd.		45,000	1,450,738
Sumitomo Metal Mining Co. Ltd.		87,400	2,482,511
Sumitomo Mitsui Financial Group, Inc.		514,500	17,991,963
Sumitomo Mitsui Trust Holdings, Inc.		122,325	4,180,868
Sumitomo Realty & Development Co. Ltd.		135,300	4,923,153
Sumitomo Rubber Industries Ltd.		57,500	630,550
Sundrug Co. Ltd.		23,800	661,780
Suntory Beverage & Food Ltd.		51,900	2,068,081
Suzuken Co. Ltd.		27,910	1,546,992
Suzuki Motor Corp.		143,300	5,604,246
Sysmex Corp.		66,800	4,877,831
T&D Holdings, Inc.		214,600	2,409,925
Taiheiyo Cement Corp.		42,900	1,204,861
Taisei Corp.		74,700	2,577,205
Taisho Pharmaceutical Holdings Co. Ltd.		19,100	1,462,478
Taiyo Nippon Sanso Corp.		49,900	1,027,906
Takeda Pharmaceutical Co. Ltd.		583,715	20,089,082
TDK Corp.		48,900	3,754,415
Teijin Ltd.		55,900	967,108
Terumo Corp.		253,000	7,363,656
THK Co. Ltd.		45,100	1,149,990
Tobu Railway Co. Ltd.		75,600	2,149,417
Toho Co. Ltd.		40,200	1,560,849
Toho Gas Co. Ltd.		25,000	954,821
Tohoku Electric Power Co., Inc.		167,800	1,682,782
Tokio Marine Holdings, Inc.		252,600	13,408,270
Tokyo Century Corp.		13,100	544,880
Tokyo Electric Power Co., Inc. (a)		622,500	2,994,451
Tokyo Electron Ltd.		61,300	10,382,533
Tokyo Gas Co. Ltd.		142,300	3,552,048
Tokyu Corp.		197,400	3,456,642
Tokyu Fudosan Holdings Corp.		207,800	1,202,140
Toppan Printing Co. Ltd.		99,500	1,617,260
Toray Industries, Inc.		520,400	3,580,080
Toshiba Corp.		215,700	6,909,776
Tosoh Corp.		114,200	1,600,613
Toto Ltd.		60,400	2,418,487
Toyo Seikan Group Holdings Ltd.		50,000	872,825
Toyo Suisan Kaisha Ltd.		38,300	1,547,279
Toyoda Gosei Co. Ltd.		23,200	428,642
Toyota Industries Corp.		59,200	3,085,431
Toyota Motor Corp.		885,772	57,232,593
Toyota Tsusho Corp.		80,800	2,338,833
Trend Micro, Inc.		47,300	2,062,372
Tsuruha Holdings, Inc.		16,000	1,636,915
Unicharm Corp.		165,200	4,704,381
United Urban Investment Corp.		1,208	2,044,239
USS Co. Ltd.		101,000	2,011,830
Welcia Holdings Co. Ltd.		14,700	686,423
West Japan Railway Co.		64,100	5,247,044
Yahoo! Japan Corp.		1,025,000	3,002,154
Yakult Honsha Co. Ltd.		48,700	2,762,009
Yamada Denki Co. Ltd.		287,600	1,271,584
Yamaha Corp.		53,800	2,536,261
Yamaha Motor Co. Ltd.		109,100	1,913,059
Yamato Holdings Co. Ltd.		136,000	2,670,011
Yamazaki Baking Co. Ltd.		41,300	630,946
Yaskawa Electric Corp.		92,200	3,051,071
Yokogawa Electric Corp.		106,800	1,911,380
Yokohama Rubber Co. Ltd.		38,800	713,874
Zozo, Inc.		85,900	1,628,934

TOTAL JAPAN			1,283,871,391

Korea (South) - 2.7%
AMOREPACIFIC Corp.		13,456	1,574,524
AMOREPACIFIC Group, Inc.		8,769	421,345
BGF Retail Co. Ltd.		2,524	431,859
BS Financial Group, Inc.		84,720	497,675
Celltrion Healthcare Co. Ltd.		17,166	661,256
Celltrion Pharm, Inc. (a)		5,250	157,300
Celltrion, Inc. (a)		34,871	4,956,343
Cheil Industries, Inc.		33,243	2,551,764
Cheil Worldwide, Inc.		24,843	561,212
CJ CheilJedang Corp.		2,691	643,846
CJ Corp.		4,333	338,490
CJ O Shopping Co. Ltd.		4,207	583,725
Daelim Industrial Co.		9,380	829,883
Daewoo Engineering & Construction Co. Ltd. (a)		49,122	168,619
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		11,828	289,889
Db Insurance Co. Ltd.		16,652	784,803
Doosan Bobcat, Inc.		24,951	750,670
E-Mart Co. Ltd.		10,961	1,118,932
EUSU Holdings Co. Ltd. (a)		6	34
Fila Korea Ltd.		17,346	977,453
GS Engineering & Construction Corp.		21,018	596,139
GS Holdings Corp.		16,934	714,460
GS Retail Co. Ltd.		7,314	229,111
Hana Financial Group, Inc.		115,480	3,366,085
Hanjin Shipping Co. Ltd. (a)(d)		12	0
Hankook Tire Co. Ltd.		23,963	621,995
Hanmi Pharm Co. Ltd.		3,412	827,445
Hanmi Science Co. Ltd.		5,235	205,877
Hanon Systems		65,202	638,582
Hanwha Chemical Corp.		35,086	546,762
Hanwha Corp.		14,827	295,572
Hanwha Life Insurance Co. Ltd.		87,126	191,765
HDC Hyundai Development Co.		10,979	342,530
HLB, Inc. (a)		10,419	235,599
Hotel Shilla Co.		10,687	701,364
Hyundai Department Store Co. Ltd.		4,235	263,074
Hyundai Engineering & Construction Co. Ltd.		26,853	964,644
Hyundai Fire & Marine Insurance Co. Ltd.		21,445	503,588
Hyundai Glovis Co. Ltd.		6,268	808,835
Hyundai Heavy Industries Co. Ltd. (a)		15,544	1,405,368
Hyundai Mobis		26,682	5,376,746
Hyundai Motor Co.		51,824	5,490,031
Hyundai Robotics Co. Ltd.		3,132	855,120
Hyundai Steel Co.		39,533	1,283,051
Industrial Bank of Korea		81,480	898,773
ING Life Insurance Korea Ltd. (c)		9,227	219,504
Kakao Corp.		19,106	2,026,854
Kangwon Land, Inc.		39,137	1,011,145
KB Financial Group, Inc.		156,066	5,679,271
KCC Corp.		1,794	366,280
Kia Motors Corp.		100,505	3,686,734
Korea Aerospace Industries Ltd.		24,629	761,277
Korea Electric Power Corp. (a)		97,428	2,284,171
Korea Express Co. Ltd. (a)		2,778	319,390
Korea Gas Corp.		8,260	296,106
Korea Investment Holdings Co. Ltd.		14,293	888,000
Korea Zinc Co. Ltd.		4,117	1,527,530
Korean Air Lines Co. Ltd.		16,664	356,382
KT&G Corp.		44,028	3,560,382
Kumho Petro Chemical Co. Ltd.		5,785	395,066
LG Chemical Ltd.		17,208	4,846,703
LG Corp.		33,825	2,009,391
LG Display Co. Ltd. (a)		107,022	1,294,953
LG Electronics, Inc.		41,107	2,241,646
LG Household & Health Care Ltd.		3,580	3,774,867
LG Innotek Co. Ltd.		4,465	419,872
LG Telecom Ltd.		41,624	453,930
Lotte Chemical Corp.		6,095	1,186,208
Lotte Confectionery Co. Ltd.		9,375	267,072
Lotte Shopping Co. Ltd.		9,098	1,036,152
Medy-Tox, Inc.		1,523	531,853
Meritz Securities Co. Ltd.		117,135	495,891
Mirae Asset Daewoo Co. Ltd.		207,725	1,306,011
NAVER Corp.		52,553	6,071,741
NCSOFT Corp.		6,874	2,781,632
Netmarble Corp. (a)(c)		8,173	620,556
Oci Co. Ltd.		5,564	349,843
Orion Corp./Republic of Korea		7,469	505,759
Ottogi Corp.		360	195,217
Pearl Abyss Corp. (a)		1,722	247,647
POSCO		31,116	5,840,484
POSCO Chemtech Co. Ltd.		7,506	304,659
Posco International Corp.		14,945	234,298
S-Oil Corp.		15,402	1,211,741
S1 Corp.		5,845	511,046
Samsung Biologics Co. Ltd. (a)(c)		6,690	1,566,150
Samsung Card Co. Ltd.		7,471	226,905
Samsung Electro-Mechanics Co. Ltd.		22,392	1,709,501
Samsung Electronics Co. Ltd.		1,863,584	70,289,810
Samsung Engineering Co. Ltd. (a)		53,676	737,452
Samsung Fire & Marine Insurance Co. Ltd.		12,750	2,818,680
Samsung Heavy Industries Co. Ltd. (a)		144,262	851,034
Samsung Life Insurance Co. Ltd.		29,696	1,898,430
Samsung SDI Co. Ltd.		23,344	4,841,268
Samsung SDS Co. Ltd.		14,997	2,612,248
Samsung Securities Co. Ltd.		21,519	658,340
Shinhan Financial Group Co. Ltd.		178,324	6,504,657
Shinsegae Co. Ltd.		2,290	485,060
SillaJen, Inc. (a)		20,422	751,694
SK C&C Co. Ltd.		13,492	2,498,257
SK Energy Co. Ltd.		22,170	3,172,370
SK Hynix, Inc.		209,936	13,383,103
SK Telecom Co. Ltd.		8,213	1,712,105
STX Pan Ocean Co. Ltd. (Korea) (a)		198,726	799,679
ViroMed Co. Ltd. (a)		6,212	1,022,273
ViroMed Co. Ltd. rights 8/6/19 (a)		415	21,483
Woongjin Coway Co. Ltd.		21,106	1,484,639
Woori Financial Group, Inc. (a)		227,726	2,505,283
Woori Investment & Securities Co. Ltd.		74,444	812,736
Yuhan Corp.		3,120	565,898

TOTAL KOREA (SOUTH)			231,708,457

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		262,427	4,217,576
Aroundtown SA		354,059	2,834,534
Eurofins Scientific SA		4,359	1,862,609
Globant SA (a)(b)		11,645	1,234,370
Millicom International Cellular SA (depository receipt)		28,350	1,457,811
Reinet Investments SCA		48,665	855,291
RTL Group SA		13,951	688,174
SES SA (France) (depositary receipt)		136,534	2,261,101
Tenaris SA		177,002	2,217,654

TOTAL LUXEMBOURG			17,629,120

Malaysia - 0.5%
AirAsia Group BHD		458,800	217,155
Alliance Bank Malaysia Bhd		362,900	322,808
AMMB Holdings Bhd		564,600	577,528
Axiata Group Bhd		928,108	1,126,980
British American Tobacco (Malaysia) Bhd		44,500	243,032
Bumiputra-Commerce Holdings Bhd		1,874,970	2,300,674
Dialog Group Bhd		1,195,122	996,968
DiGi.com Bhd		1,313,100	1,587,122
Fraser & Neave Holdings BHD		44,700	373,435
Gamuda Bhd		582,075	521,609
Genting Bhd		1,037,600	1,723,119
Genting Malaysia Bhd		972,400	908,381
Genting Plantations Bhd		127,900	300,645
Hap Seng Consolidated Bhd		228,400	547,025
Hartalega Holdings Bhd		485,900	581,745
Hong Leong Bank Bhd		335,500	1,457,026
Hong Leong Credit Bhd		81,900	356,495
IHH Healthcare Bhd		801,900	1,110,276
IJM Corp. Bhd		865,100	486,848
IOI Corp. Bhd		629,700	637,731
Kuala Lumpur Kepong Bhd		139,300	796,315
Malayan Banking Bhd		1,478,856	3,093,512
Malaysia Airports Holdings Bhd		403,698	817,726
Maxis Bhd		869,600	1,195,024
MISC Bhd		370,100	645,667
Nestle (Malaysia) BHD		34,200	1,230,813
Petronas Chemicals Group Bhd		930,800	1,686,921
Petronas Dagangan Bhd		126,300	717,083
Petronas Gas Bhd		219,400	853,907
PPB Group Bhd		187,120	847,977
Press Metal Bhd		424,800	467,168
Public Bank Bhd		1,202,500	6,370,127
QL Resources Bhd		216,300	359,793
RHB Capital Bhd		901,457	1,200,042
Sime Darby Bhd		833,007	440,541
Sime Darby Plantation Bhd		739,807	824,664
Sime Darby Property Bhd		979,607	231,283
SP Setia Bhd		500,955	237,114
Telekom Malaysia Bhd		312,874	309,431
Tenaga Nasional Bhd		1,181,625	3,944,532
Top Glove Corp. Bhd		648,900	712,047
Westports Holdings Bhd		306,100	296,124
YTL Corp. Bhd		1,033,812	257,247

TOTAL MALAYSIA			43,911,660

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	395,870
Mexico - 0.6%
Alfa SA de CV Series A		1,614,500	1,398,510
Alsea S.A.B. de CV (a)		180,500	367,993
America Movil S.A.B. de CV Series L		13,071,146	9,194,393
Banco Santander Mexico SA		630,750	901,177
CEMEX S.A.B. de CV unit		6,230,340	2,214,004
Coca-Cola FEMSA S.A.B. de CV unit		184,100	1,131,283
El Puerto de Liverpool S.A.B. Dcv Class C		60,155	292,178
Embotelladoras Arca S.A.B. de CV		143,462	763,060
Fibra Uno Administracion SA de CV		1,313,300	1,687,904
Fomento Economico Mexicano S.A.B. de CV unit		752,500	6,820,651
Gruma S.A.B. de CV Series B		73,135	670,260
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		143,200	1,437,025
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		86,845	1,318,508
Grupo Bimbo S.A.B. de CV Series A		774,500	1,475,142
Grupo Carso SA de CV Series A1		140,500	453,163
Grupo Financiero Banorte S.A.B. de CV Series O		1,011,400	5,091,899
Grupo Financiero Inbursa S.A.B. de CV Series O		839,200	1,029,965
Grupo Mexico SA de CV Series B		1,358,423	3,323,799
Grupo Televisa SA de CV		1,027,000	1,946,952
Industrias Penoles SA de CV		42,165	390,302
Infraestructura Energetica Nova S.A.B. de CV		180,600	697,473
Kimberly-Clark de Mexico SA de CV Series A		522,900	1,086,797
Megacable Holdings S.A.B. de CV unit		94,700	403,385
Mexichem S.A.B. de CV		338,316	619,830
Promotora y Operadora de Infraestructura S.A.B. de CV		105,650	951,656
Wal-Mart de Mexico SA de CV Series V		2,051,300	6,052,078

TOTAL MEXICO			51,719,387

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		784,000	794,766
HKT Trust/HKT Ltd. unit		1,465,640	2,341,266

TOTAL MULTI-NATIONAL			3,136,032

Netherlands - 3.0%
ABN AMRO Group NV GDR (c)		173,648	3,475,997
Adyen BV (a)(c)		4,267	3,245,092
AEGON NV		670,125	3,302,326
AerCap Holdings NV (a)		48,568	2,648,413
Airbus Group NV		226,059	31,955,905
Akzo Nobel NV		88,837	8,403,372
ASML Holding NV (Netherlands)		166,337	37,063,902
CNH Industrial NV		404,773	4,110,720
EXOR NV		45,109	3,143,949
Ferrari NV		46,838	7,551,904
Fiat Chrysler Automobiles NV (Italy)		422,770	5,632,925
Heineken Holding NV		44,341	4,501,139
Heineken NV (Bearer)		101,296	10,890,519
ING Groep NV (Certificaten Van Aandelen)		1,499,466	16,637,692
Koninklijke Ahold Delhaize NV		461,864	10,490,281
Koninklijke DSM NV		70,100	8,684,557
Koninklijke KPN NV		1,437,665	4,099,424
Koninklijke Philips Electronics NV		356,140	16,706,756
NN Group NV		125,451	4,725,891
NXP Semiconductors NV		115,087	11,898,845
QIAGEN NV (Germany) (a)		100,511	3,836,441
Randstad NV		45,689	2,303,310
STMicroelectronics NV (France)		278,084	5,096,422
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		54,024	7,236,353
Unilever NV		565,262	32,764,639
Vopak NV		22,534	1,112,553
Wolters Kluwer NV		109,674	7,959,582
X5 Retail Group NV GDR		46,781	1,543,870

TOTAL NETHERLANDS			261,022,779

New Zealand - 0.2%
Auckland International Airport Ltd.		360,365	2,195,357
Fisher & Paykel Healthcare Corp.		217,824	2,347,879
Fletcher Building Ltd.		367,131	1,193,260
Meridian Energy Ltd.		508,552	1,565,298
Ryman Healthcare Group Ltd.		130,671	1,101,787
Spark New Zealand Ltd.		754,587	1,967,018
The a2 Milk Co. Ltd. (a)		292,731	3,439,620

TOTAL NEW ZEALAND			13,810,219

Norway - 0.4%
Aker Bp ASA		50,814	1,445,796
DNB ASA		380,417	6,818,625
Equinor ASA		384,536	6,898,967
Equinor ASA sponsored ADR		9,395	167,325
Gjensidige Forsikring ASA		64,944	1,264,519
Marine Harvest ASA		163,756	3,940,069
Norsk Hydro ASA		500,888	1,703,665
Orkla ASA		296,060	2,523,102
Schibsted ASA (B Shares)		32,215	832,218
Telenor ASA		297,543	6,050,435
Yara International ASA		71,228	3,350,373

TOTAL NORWAY			34,995,094

Pakistan - 0.0%
Habib Bank Ltd.		164,100	123,671
Lucky Cement Ltd.		15,411	36,494
MCB Bank Ltd.		121,500	133,079
Oil & Gas Development Co. Ltd.		186,600	148,087

TOTAL PAKISTAN			441,331

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		591,058	2,862,119
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		81,884	1,247,912
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		665,060	688,730
Aboitiz Power Corp.		541,200	375,203
Alliance Global Group, Inc.		1,226,500	373,927
Ayala Corp.		112,825	2,115,183
Ayala Land, Inc.		2,774,470	2,702,004
Bank of the Philippine Islands (BPI)		266,023	468,306
BDO Unibank, Inc.		805,888	2,314,440
DMCI Holdings, Inc.		1,494,300	296,945
Globe Telecom, Inc.		9,790	412,122
GT Capital Holdings, Inc.		33,849	613,832
International Container Terminal Services, Inc.		417,750	1,104,346
JG Summit Holdings, Inc.		1,111,050	1,417,142
Jollibee Food Corp.		144,710	734,464
Manila Electric Co.		74,020	528,975
Megaworld Corp.		3,918,600	469,988
Metro Pacific Investments Corp.		4,981,700	467,697
Metropolitan Bank & Trust Co.		512,825	761,348
Philippine Long Distance Telephone Co.		29,955	671,425
Robinsons Land Corp.		783,742	418,189
Security Bank Corp.		64,610	231,117
SM Investments Corp.		108,700	2,123,130
SM Prime Holdings, Inc.		4,167,375	2,975,824
Universal Robina Corp.		299,180	936,371

TOTAL PHILIPPINES			23,200,708

Poland - 0.3%
Alior Bank SA (a)		28,596	346,167
Bank Millennium SA (a)		216,545	422,648
Bank Polska Kasa Opieki SA		71,425	1,900,821
Bank Zachodni WBK SA		12,475	1,053,758
BRE Bank SA (a)		4,500	405,655
CD Projekt RED SA		28,678	1,701,761
Cyfrowy Polsat SA		87,828	680,698
Dino Polska SA (a)(c)		14,869	560,472
Grupa Lotos SA		28,814	649,736
Jastrzebska Spolka Weglowa SA		14,632	147,681
KGHM Polska Miedz SA (Bearer) (a)		64,290	1,565,803
LPP SA		433	876,401
NG2 SA		9,127	353,217
Polish Oil & Gas Co. SA		584,286	848,703
Polska Grupa Energetyczna SA (a)		284,263	651,701
Polski Koncern Naftowy Orlen SA		110,070	2,764,849
Powszechna Kasa Oszczednosci Bank SA		378,977	3,996,127
Powszechny Zaklad Ubezpieczen SA		223,912	2,415,346
Telekomunikacja Polska SA (a)		242,754	423,384

TOTAL POLAND			21,764,928

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		319,729	4
Energias de Portugal SA		1,058,812	3,892,560
Galp Energia SGPS SA Class B		192,058	2,989,980
Jeronimo Martins SGPS SA		97,201	1,571,520

TOTAL PORTUGAL			8,454,064

Qatar - 0.2%
Barwa Real Estate Co. (a)		1,022,195	1,002,331
Industries Qatar QSC (a)		688,490	2,123,668
Masraf al Rayan (a)		1,235,640	1,299,870
Mesaieed Petrochemical Holding Co. (a)		1,525,710	1,089,568
Qatar Electricity & Water Co. (a)		218,810	938,165
Qatar Fuel Co. (a)		178,860	1,039,041
Qatar Insurance Co. SAQ (a)		554,510	531,550
Qatar Islamic Bank (a)		444,816	2,009,812
Qatar National Bank SAQ (a)		1,811,829	9,709,204
Qatar Telecom (Qtel) Q.S.C. (a)		306,090	601,124
The Commercial Bank of Qatar (a)		664,230	875,727

TOTAL QATAR			21,220,060

Russia - 0.9%
Alrosa Co. Ltd.		1,166,750	1,494,012
Gazprom OAO		1,971,674	7,307,876
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	7,765,531
Inter Rao Ues JSC		12,422,000	872,697
Lukoil PJSC		96,119	7,862,308
Lukoil PJSC sponsored ADR		61,792	5,086,717
Magnit OJSC GDR (Reg. S)		141,346	2,049,517
Magnitogorsk Iron & Steel Works PJSC		878,000	591,518
MMC Norilsk Nickel PJSC		15,175	3,491,937
MMC Norilsk Nickel PJSC sponsored ADR		91,288	2,110,579
Mobile TeleSystems OJSC sponsored ADR		194,531	1,589,318
Moscow Exchange MICEX-RTS OAO (a)		462,400	676,809
NOVATEK OAO GDR (Reg. S)		35,340	7,414,332
Novolipetsk Steel OJSC		550,880	1,306,065
PhosAgro OJSC GDR (Reg. S)		35,331	440,578
Polyus PJSC		11,827	1,200,399
Rosneft Oil Co. OJSC		223,286	1,480,271
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,440,572
Sberbank of Russia		4,257,923	15,535,685
Severstal PAO		52,389	846,817
Severstal PAO GDR (Reg. S)		39,925	642,393
Surgutneftegas OJSC		685,100	291,273
Surgutneftegas OJSC sponsored ADR		201,700	845,123
Tatneft PAO		365,820	4,271,612
Tatneft PAO sponsored ADR		40,466	2,823,717
VTB Bank OJSC		1,260,278,000	841,538

TOTAL RUSSIA			80,279,194

Saudi Arabia - 0.4%
Advanced Polypropylene Co.		20,391	318,597
Al Rajhi Bank		233,864	4,289,996
Alinma Bank		149,170	1,000,287
Almarai Co. Ltd.		48,535	654,803
Bank Al-Jazira		97,126	392,073
Bank Albilad		74,587	576,722
Banque Saudi Fransi		97,745	1,054,188
Bupa Arabia for Cooperative Insurance Co.		7,158	191,234
Dar Al Arkan Real Estate Development Co. (a)		125,234	382,659
Emaar The Economic City (a)		99,746	276,056
Etihad Etisalat Co. (a)		74,050	482,538
Jarir Marketing Co.		12,976	577,088
National Commercial Bank		243,706	3,567,333
National Industrialization Co. (a)		76,459	315,169
Rabigh Refining & Petrochemical Co. (a)		50,333	260,351
Riyad Bank		207,665	1,439,600
SABIC		141,504	4,052,080
Sahara International Petrochemical Co.		70,595	376,828
Samba Financial Group		171,204	1,492,680
Saudi Airlines Catering Co.		10,801	260,626
Saudi Arabian Fertilizers Co.		30,063	704,573
Saudi Arabian Mining Co. (a)		71,028	890,087
Saudi Cement Co.		15,287	289,391
Saudi Electricity Co.		154,164	804,002
Saudi Industrial Investment Group		60,811	383,296
Saudi Kayan Petrochemical Co. (a)		147,677	444,935
Saudi Telecom Co.		81,690	2,352,327
The Co. for Cooperative Insurance (a)		13,676	270,927
The Saudi British Bank		65,440	690,945
The Savola Group (a)		51,551	439,837
Yanbu National Petrochemical Co.		41,679	655,653

TOTAL SAUDI ARABIA			29,886,881

Singapore - 0.8%
Ascendas Real Estate Investment Trust		1,148,100	2,548,999
BOC Aviation Ltd. Class A (c)		72,200	622,030
CapitaCommercial Trust (REIT)		945,450	1,412,184
CapitaLand Ltd.		993,700	2,603,311
CapitaMall Trust		1,189,800	2,261,188
City Developments Ltd.		195,800	1,373,999
ComfortDelgro Corp. Ltd.		944,600	1,851,404
DBS Group Holdings Ltd.		691,641	13,187,410
Jardine Cycle & Carriage Ltd.		37,293	912,483
Keppel Corp. Ltd.		562,900	2,601,013
Oversea-Chinese Banking Corp. Ltd.		1,213,503	10,103,241
Sembcorp Industries Ltd.		623,900	1,055,626
Singapore Airlines Ltd.		182,500	1,277,720
Singapore Airport Terminal Service Ltd.		218,800	762,337
Singapore Exchange Ltd.		358,400	2,056,314
Singapore Press Holdings Ltd.		808,700	1,293,053
Singapore Technologies Engineering Ltd.		683,200	2,095,543
Singapore Telecommunications Ltd.		3,145,400	7,587,385
Suntec (REIT)		703,800	972,784
United Overseas Bank Ltd.		490,789	9,350,887
UOL Group Ltd.		172,921	919,013
Venture Corp. Ltd.		111,600	1,245,395
Wilmar International Ltd.		775,500	2,241,683
Yangzijiang Shipbuilding Holdings Ltd.		799,800	824,725

TOTAL SINGAPORE			71,159,727

South Africa - 1.4%
Anglo American Platinum Ltd.		21,427	1,271,993
AngloGold Ashanti Ltd.		154,555	2,655,981
Aspen Pharmacare Holdings Ltd.		136,837	858,868
Barclays Africa Group Ltd.		288,014	3,191,367
Bidcorp Ltd.		149,942	3,136,360
Bidvest Group Ltd.		128,371	1,643,876
Capitec Bank Holdings Ltd.		17,187	1,406,833
Clicks Group Ltd.		92,624	1,315,485
Discovery Ltd.		156,460	1,435,567
Exxaro Resources Ltd.		81,905	949,761
FirstRand Ltd.		1,326,933	5,677,705
Fortress (REIT) Ltd. Class A		566,486	842,336
Foschini Ltd.		110,741	1,273,809
Gold Fields Ltd.		314,581	1,606,695
Growthpoint Properties Ltd.		1,220,869	2,025,945
Investec Ltd.		110,386	630,772
Kumba Iron Ore Ltd.		28,865	949,963
Liberty Holdings Ltd.		35,604	268,317
Life Healthcare Group Holdings Ltd.		659,864	1,038,872
MMI Holdings Ltd.		255,346	300,666
Mr Price Group Ltd.		92,212	1,131,925
MTN Group Ltd.		683,720	5,354,408
MultiChoice Group Ltd. (a)		150,381	1,405,623
Naspers Ltd. Class N		172,305	42,001,117
Nedbank Group Ltd.		151,548	2,532,347
Netcare Ltd.		389,404	454,051
Old Mutual Ltd.		1,970,891	2,637,807
Pick 'n Pay Stores Ltd.		123,279	569,197
PSG Group Ltd.		49,157	782,257
Rand Merchant Insurance Holdings Ltd.		351,656	754,345
Redefine Properties Ltd.		1,757,866	1,075,537
Remgro Ltd.		189,356	2,349,997
RMB Holdings Ltd.		313,934	1,650,715
Sanlam Ltd.		706,394	3,656,128
Sappi Ltd.		175,406	636,069
Sasol Ltd.		217,346	4,699,798
Shoprite Holdings Ltd.		175,769	1,888,350
Spar Group Ltd.		94,148	1,203,412
Standard Bank Group Ltd.		507,680	6,312,540
Telkom SA Ltd.		99,625	594,862
Tiger Brands Ltd.		62,015	959,981
Truworths International Ltd.		154,287	668,052
Vodacom Group Ltd.		242,313	1,980,689
Woolworths Holdings Ltd.		376,968	1,439,829

TOTAL SOUTH AFRICA			119,220,207

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA		107,831	4,357,099
Aena Sme SA (c)		25,939	4,712,045
Amadeus IT Holding SA Class A		169,378	13,380,103
Banco Bilbao Vizcaya Argentaria SA		2,588,509	13,179,932
Banco de Sabadell SA		2,073,197	1,816,745
Banco Santander SA (Spain)		6,329,831	27,017,456
Banco Santander SA (Spain) sponsored ADR (b)		15,660	66,398
Bankia SA		430,204	853,653
Bankinter SA		261,050	1,695,748
CaixaBank SA		1,438,512	3,565,278
Cellnex Telecom SA (c)		72,766	2,729,906
Enagas SA		83,737	1,823,811
Endesa SA		126,943	3,140,754
Ferrovial SA		188,989	4,926,915
Gas Natural SDG SA		120,348	3,050,858
Grifols SA		121,123	3,928,637
Iberdrola SA		2,327,778	22,083,607
Inditex SA		418,775	12,530,711
MAPFRE SA (Reg.)		353,641	975,961
Red Electrica Corporacion SA		184,801	3,484,210
Repsol SA		599,784	9,513,062
Siemens Gamesa Renewable Energy SA		90,196	1,265,560
Telefonica SA		1,841,762	14,040,887

TOTAL SPAIN			154,139,336

Sweden - 1.5%
Alfa Laval AB		122,452	2,295,361
ASSA ABLOY AB (B Shares)		386,299	8,860,592
Atlas Copco AB:
(A Shares)		265,768	8,170,071
(B Shares)		145,155	3,978,475
Boliden AB		103,735	2,362,726
Electrolux AB (B Shares)		92,300	2,141,924
Epiroc AB:
Class A		251,021	2,756,717
Class B		163,413	1,701,576
Essity AB Class B		234,792	6,999,104
H&M Hennes & Mauritz AB (B Shares)		311,833	5,436,838
Hexagon AB (B Shares)		102,657	4,994,053
Husqvarna AB (B Shares)		160,078	1,422,290
ICA Gruppen AB		32,729	1,453,982
Industrivarden AB (C Shares)		55,503	1,208,729
Investor AB (B Shares)		175,084	8,347,128
Kinnevik AB (B Shares)		102,762	2,625,091
Lundbergfoeretagen AB		30,788	1,142,769
Lundin Petroleum AB		66,421	2,100,997
Sandvik AB		444,100	6,855,998
Securitas AB (B Shares)		116,487	1,808,570
Skandinaviska Enskilda Banken AB (A Shares)		633,491	5,970,831
Skanska AB (B Shares)		124,650	2,332,047
SKF AB (B Shares)		164,863	2,711,526
Svenska Handelsbanken AB (A Shares)		592,142	5,328,047
Swedbank AB (A Shares)		354,379	4,825,836
Swedish Match Co. AB		71,435	2,735,030
Tele2 AB (B Shares)		183,018	2,622,729
Telefonaktiebolaget LM Ericsson (B Shares)		1,200,268	10,501,473
Telia Co. AB		1,052,226	4,699,553
Volvo AB (B Shares)		582,864	8,702,614

TOTAL SWEDEN			127,092,677

Switzerland - 5.8%
ABB Ltd. (Reg.)		704,770	13,304,053
Adecco SA (Reg.)		66,493	3,641,053
Alcon, Inc. (a)		167,126	9,746,426
Baloise Holdings AG		20,176	3,649,552
Barry Callebaut AG		813	1,593,220
Clariant AG (Reg.)		83,099	1,523,196
Coca-Cola HBC AG		75,025	2,587,507
Compagnie Financiere Richemont SA Series A		203,268	17,418,697
Credit Suisse Group AG		976,295	11,804,418
Credit Suisse Group AG sponsored ADR		20,976	253,180
Dufry AG		17,717	1,561,227
Ems-Chemie Holding AG		3,054	1,913,068
Galenica AG		19,340	2,872,171
Geberit AG (Reg.)		14,402	6,653,983
Givaudan SA		3,544	9,428,811
Julius Baer Group Ltd.		91,452	3,907,984
Kuehne & Nagel International AG		19,886	2,934,262
Lafargeholcim Ltd. (Reg.)		185,789	9,144,207
Lindt & Spruengli AG		35	2,896,285
Lindt & Spruengli AG (participation certificate)		446	3,287,095
Lonza Group AG		29,069	9,975,617
Nestle SA (Reg. S)		1,186,685	125,892,092
Novartis AG		847,088	77,676,996
Pargesa Holding SA		12,855	965,531
Partners Group Holding AG		7,462	5,958,796
Roche Holding AG (participation certificate)		274,725	73,534,323
Schindler Holding AG:
(participation certificate)		15,304	3,542,286
(Reg.)		8,094	1,824,619
SGS SA (Reg.)		2,150	5,317,983
Sika AG		50,367	7,292,593
Sonova Holding AG Class B		22,725	5,243,967
Straumann Holding AG		4,217	3,447,208
Swatch Group AG (Bearer)		10,525	3,066,859
Swatch Group AG (Bearer) (Reg.)		30,682	1,678,247
Swiss Life Holding AG		13,365	6,470,512
Swiss Prime Site AG		28,775	2,533,056
Swiss Re Ltd.		120,206	11,670,697
Swisscom AG		9,471	4,594,799
Temenos Group AG		26,353	4,666,194
UBS Group AG		1,474,393	16,448,032
UBS Group AG		35,238	393,608
Zurich Insurance Group Ltd.		57,457	20,017,948

TOTAL SWITZERLAND			502,332,358

Taiwan - 2.7%
Acer, Inc.		1,047,060	631,636
Advantech Co. Ltd.		119,465	1,003,622
ASE Technology Holding Co. Ltd.		1,339,943	2,981,950
Asia Cement Corp.		740,785	989,599
ASUSTeK Computer, Inc.		269,422	1,906,557
AU Optronics Corp.		2,889,000	761,831
Catcher Technology Co. Ltd.		260,000	1,903,023
Cathay Financial Holding Co. Ltd.		3,281,227	4,278,969
Chang Hwa Commercial Bank		2,629,188	1,835,257
Cheng Shin Rubber Industry Co. Ltd.		1,097,513	1,417,326
Chicony Electronics Co. Ltd.		211,870	538,094
China Airlines Ltd.		1,020,835	312,378
China Development Finance Holding Corp.		6,013,819	1,783,629
China Life Insurance Co. Ltd.		912,431	751,028
China Steel Corp.		4,897,421	3,763,218
Chinatrust Financial Holding Co. Ltd.		7,592,255	4,929,214
Chunghwa Picture Tubes, Ltd. (a)(d)		551	3
Chunghwa Telecom Co. Ltd.		1,444,400	4,990,810
Compal Electronics, Inc.		1,312,394	800,864
Delta Electronics, Inc.		831,383	4,008,374
E.SUN Financial Holdings Co. Ltd.		4,083,865	3,397,449
ECLAT Textile Co. Ltd.		93,420	1,221,051
EVA Airways Corp.		859,636	401,928
Evergreen Marine Corp. (Taiwan)		861,728	396,023
Far Eastern Textile Ltd.		1,076,032	1,016,791
Far EasTone Telecommunications Co. Ltd.		532,000	1,219,680
Feng Tay Enterprise Co. Ltd.		114,136	758,097
First Financial Holding Co. Ltd.		3,646,720	2,734,784
Formosa Chemicals & Fibre Corp.		1,316,620	4,000,139
Formosa Petrochemical Corp.		574,000	1,943,380
Formosa Plastics Corp.		1,731,640	5,563,649
Formosa Taffeta Co. Ltd.		247,000	279,143
Foxconn Technology Co. Ltd.		361,811	742,484
Fubon Financial Holding Co. Ltd.		2,598,487	3,587,976
Giant Manufacturing Co. Ltd.		111,042	846,562
GlobalWafers Co. Ltd.		74,000	784,222
Highwealth Construction Corp.		252,400	394,147
HIWIN Technologies Corp.		79,908	707,814
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,844,593	12,129,657
Hotai Motor Co. Ltd.		112,000	1,610,015
Hua Nan Financial Holdings Co. Ltd.		2,892,552	2,033,131
Innolux Corp.		2,992,819	691,125
Inventec Corp.		885,209	657,538
Largan Precision Co. Ltd.		40,000	5,400,629
Lite-On Technology Corp.		712,053	1,006,760
MediaTek, Inc.		590,989	5,904,085
Mega Financial Holding Co. Ltd.		3,981,833	4,089,562
Micro-Star International Co. Ltd.		240,000	670,828
Nan Ya Plastics Corp.		2,030,980	4,632,044
Nanya Technology Corp.		498,000	1,163,843
Nien Made Enterprise Co. Ltd.		56,000	429,455
Novatek Microelectronics Corp.		236,000	1,244,830
Pegatron Corp.		804,652	1,304,483
Phison Electronics Corp.		44,199	432,213
Pou Chen Corp.		746,240	917,225
Powertech Technology, Inc.		258,700	705,492
President Chain Store Corp.		220,000	2,113,196
Quanta Computer, Inc.		983,000	1,804,450
Realtek Semiconductor Corp.		196,744	1,305,067
Ruentex Development Co. Ltd.		198,948	263,539
Ruentex Industries Ltd.		110,690	235,147
Shin Kong Financial Holding Co. Ltd.		3,437,268	992,348
Sinopac Holdings Co.		4,252,250	1,684,600
Standard Foods Corp.		225,981	435,041
Synnex Technology International Corp.		422,920	518,568
TaiMed Biologics, Inc. (a)		55,000	292,936
Taishin Financial Holdings Co. Ltd.		4,204,934	1,965,442
Taiwan Business Bank		1,186,547	508,456
Taiwan Cement Corp.		1,944,221	2,777,294
Taiwan Cooperative Financial Holding Co. Ltd.		3,323,119	2,233,289
Taiwan High Speed Rail Corp.		670,000	891,941
Taiwan Mobile Co. Ltd.		598,400	2,092,045
Taiwan Semiconductor Manufacturing Co. Ltd.		9,642,000	79,191,164
Tatung Co. Ltd. (a)		589,000	378,379
The Shanghai Commercial & Savings Bank Ltd.		1,327,000	2,183,499
Unified-President Enterprises Corp.		1,940,620	5,017,182
United Microelectronics Corp.		4,367,000	1,936,599
Vanguard International Semiconductor Corp.		278,000	560,525
Walsin Technology Corp.		109,000	605,766
Win Semiconductors Corp.		107,000	903,217
Winbond Electronics Corp.		1,075,000	654,580
Wistron Corp.		1,105,291	820,143
WPG Holding Co. Ltd.		445,378	587,593
Yageo Corp.		84,292	706,949
Yuanta Financial Holding Co. Ltd.		3,484,085	1,949,668

TOTAL TAIWAN			230,214,239

Thailand - 0.7%
Advanced Info Service PCL		67,500	466,066
Advanced Info Service PCL (For. Reg.)		417,300	2,881,326
Airports of Thailand PCL (For. Reg.)		1,671,800	3,896,927
Bangkok Bank PCL (For. Reg.)		150,900	884,449
Bangkok Dusit Medical Services PCL (For. Reg.)		3,688,300	2,985,093
Bangkok Expressway and Metro PCL		3,050,300	1,037,964
Banpu PCL (For. Reg.)		1,513,900	699,278
Berli Jucker PCL (For. Reg)		361,300	604,867
BTS Group Holdings PCL		1,906,000	764,111
Bumrungrad Hospital PCL (For. Reg.)		174,500	963,747
C.P. ALL PCL (For. Reg.)		2,214,300	6,213,487
Central Pattana PCL		225,100	533,988
Central Pattana PCL (For. Reg.)		757,100	1,796,013
Charoen Pokphand Foods PCL (For. Reg.)		1,449,140	1,303,075
Electricity Generating PCL (For. Reg.)		95,600	1,020,253
Energy Absolute PCL		643,100	1,084,799
Glow Energy PCL (For. Reg.)		182,500	529,130
Gulf Energy Development PCL		388,800	1,592,336
Home Product Center PCL (For. Reg.)		2,118,447	1,180,956
Indorama Ventures PCL (For. Reg.)		807,600	1,070,168
Intouch Holdings PCL (For. Reg.)		704,500	1,456,039
IRPC PCL (For. Reg.)		3,548,400	550,701
Kasikornbank PCL		196,200	1,095,542
Kasikornbank PCL (For. Reg.)		606,400	3,395,831
Krung Thai Bank PCL (For. Reg.)		1,119,675	711,959
Land & House PCL (For. Reg.)		3,777,100	1,381,011
Minor International PCL:
warrants 9/30/21 (a)		45,263	8,049
(For. Reg.)		1,161,270	1,511,345
Muangthai Leasing PCL		237,000	463,375
PTT Exploration and Production PCL (For. Reg.)		584,851	2,557,841
PTT Global Chemical PCL (For. Reg.)		863,886	1,687,681
PTT PCL (For. Reg.)		4,491,600	6,865,142
Ratchaburi Electric Generating Holding PCL (For. Reg.)		258,200	565,713
Robinsons Department Store PCL (For. Reg.)		221,500	454,740
Siam Cement PCL		23,800	334,418
Siam Cement PCL (For. Reg.)		275,450	3,870,399
Siam Commercial Bank PCL (For. Reg.)		279,700	1,246,228
Thai Oil PCL (For. Reg.)		380,200	848,201
Thai Union Frozen Products PCL (For. Reg.)		1,378,800	845,003
TMB PCL (For. Reg.)		3,467,300	212,670
Total Access Communication PCL (For. Reg.)		251,700	477,272
True Corp. PCL (For. Reg.)		5,185,035	1,080,186

TOTAL THAILAND			63,127,379

Turkey - 0.1%
Akbank TAS (a)		941,876	1,274,174
Anadolu Efes Biracilik Ve Malt Sanayii A/S		78,387	301,132
Arcelik A/S (a)		64,562	201,865
Aselsan A/S		124,284	422,000
Bim Birlesik Magazalar A/S JSC		136,706	1,147,831
Eregli Demir ve Celik Fabrikalari T.A.S.		469,739	625,365
Ford Otomotiv Sanayi A/S		18,668	204,375
Haci Omer Sabanci Holding A/S		310,495	549,110
Koc Holding A/S		399,220	1,339,079
TAV Havalimanlari Holding A/S		59,615	268,113
Tupras Turkiye Petrol Rafinerileri A/S		41,854	1,049,912
Turk Hava Yollari AO (a)		207,704	463,715
Turk Sise ve Cam Fabrikalari A/S		197,616	174,565
Turkcell Iletisim Hizmet A/S		358,943	839,956
Turkiye Garanti Bankasi A/S (a)		1,063,652	1,877,257
Turkiye Is Bankasi A/S Series C (a)		623,971	697,649

TOTAL TURKEY			11,436,098

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		1,046,800	2,564,883
Aldar Properties PJSC (a)		1,316,689	828,050
DP World Ltd.		72,119	1,110,633
Dubai Islamic Bank Pakistan Ltd. (a)		774,574	1,121,853
Emaar Development PJSC (a)		370,710	484,437
Emaar Malls Group PJSC (a)		1,218,336	703,176
Emaar Properties PJSC		1,474,209	2,219,451
Emirates Telecommunications Corp.		661,693	3,105,669
National Bank of Abu Dhabi PJSC		1,020,549	4,412,104

TOTAL UNITED ARAB EMIRATES			16,550,256

United Kingdom - 9.8%
3i Group PLC		387,016	5,235,983
Admiral Group PLC		67,563	1,780,480
Anglo American PLC (United Kingdom)		405,962	10,066,347
Antofagasta PLC		150,684	1,721,054
Ashtead Group PLC		186,828	5,164,291
Associated British Foods PLC		138,613	4,079,328
AstraZeneca PLC (United Kingdom)		495,140	42,777,063
Auto Trader Group PLC (c)		346,377	2,273,821
Aviva PLC		1,528,995	7,506,784
BAE Systems PLC		1,215,979	8,078,645
Barclays PLC		6,608,079	12,369,197
Barratt Developments PLC		380,708	2,987,141
Berkeley Group Holdings PLC		46,792	2,206,727
BHP Billiton PLC		825,277	19,677,524
BP PLC		7,872,600	52,091,019
British American Tobacco PLC (United Kingdom)		894,812	31,884,441
British Land Co. PLC		339,013	2,094,350
BT Group PLC		3,254,324	7,622,776
Bunzl PLC		136,090	3,558,230
Burberry Group PLC		167,727	4,607,746
Carnival PLC		66,249	2,990,426
Centrica PLC		2,083,625	1,918,158
Coca-Cola European Partners PLC		95,132	5,258,897
Compass Group PLC		614,339	15,543,100
Croda International PLC		52,778	3,008,914
Diageo PLC		936,693	39,060,285
Direct Line Insurance Group PLC		521,498	2,044,641
easyJet PLC		54,871	643,264
Evraz PLC		213,208	1,687,927
Fresnillo PLC		76,511	559,201
G4S PLC (United Kingdom)		576,655	1,343,283
GlaxoSmithKline PLC		1,946,358	40,252,493
Halma PLC		157,060	3,800,913
Hargreaves Lansdown PLC		114,813	2,932,106
HSBC Holdings PLC (United Kingdom)		7,774,329	62,260,641
Imperial Tobacco Group PLC		375,361	9,563,183
Informa PLC		466,591	4,959,262
InterContinental Hotel Group PLC		64,545	4,484,244
Intertek Group PLC		67,155	4,661,564
Investec PLC		303,509	1,735,495
ITV PLC		1,410,200	1,902,731
J Sainsbury PLC		677,740	1,617,246
John Wood Group PLC		291,356	1,881,429
Johnson Matthey PLC		72,904	2,850,373
Kingfisher PLC		813,691	2,196,875
Land Securities Group PLC		284,761	2,757,223
Legal & General Group PLC		2,298,436	7,317,645
Lloyds Banking Group PLC		27,968,655	18,092,476
London Stock Exchange Group PLC		120,614	9,718,930
Marks & Spencer Group PLC		824,719	2,072,874
Meggitt PLC		299,290	2,171,425
Melrose Industries PLC		1,923,479	4,373,027
Merlin Entertainments PLC (c)		294,600	1,617,558
Micro Focus International PLC		136,710	2,879,675
Mondi PLC		140,387	3,079,019
Mondi PLC		39,321	853,432
National Grid PLC		1,333,574	13,692,514
Next PLC		56,300	4,151,804
NMC Health PLC (b)		35,675	1,073,329
Ocado Group PLC (a)		181,694	2,752,033
Pearson PLC		252,997	2,679,080
Pearson PLC sponsored ADR (b)		33,076	348,621
Persimmon PLC		132,238	3,230,766
Prudential PLC		1,014,771	20,878,137
Reckitt Benckiser Group PLC		276,062	21,340,503
RELX PLC (London Stock Exchange)		765,256	18,179,814
Rentokil Initial PLC		692,547	3,663,598
Rio Tinto PLC		445,079	25,134,273
Rolls-Royce Holdings PLC		666,389	6,965,330
Royal Bank of Scotland Group PLC		1,879,473	4,951,562
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,744,981	54,959,052
Class B (United Kingdom)		1,427,231	45,079,139
RSA Insurance Group PLC		385,343	2,627,059
Sage Group PLC		439,796	3,850,819
Schroders PLC		52,097	1,883,549
Scottish & Southern Energy PLC		399,196	5,321,959
Segro PLC		428,327	3,980,630
Severn Trent PLC		98,105	2,404,006
Smith & Nephew PLC		338,215	7,656,792
Smiths Group PLC		146,347	2,922,310
Spirax-Sarco Engineering PLC		27,763	3,036,944
St. James's Place Capital PLC		203,184	2,431,386
Standard Chartered PLC (United Kingdom)		1,089,350	8,965,966
Standard Life PLC		1,014,810	3,687,522
Taylor Wimpey PLC		1,231,268	2,422,704
Tesco PLC		3,817,807	10,341,326
The Weir Group PLC		97,802	1,780,487
Unilever PLC		429,924	25,865,166
United Utilities Group PLC		255,998	2,455,063
Vodafone Group PLC		10,473,300	19,061,233
Whitbread PLC		52,031	2,861,924
WM Morrison Supermarkets PLC		892,031	2,111,561

TOTAL UNITED KINGDOM			846,620,843

United States of America - 0.1%
Southern Copper Corp.		31,545	1,128,996
Yum China Holdings, Inc.		142,220	6,471,010

TOTAL UNITED STATES OF AMERICA			7,600,006

TOTAL COMMON STOCKS
(Cost $7,445,417,548)			7,865,008,280

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		96,079	506,336
Banco Bradesco SA:
(PN)		1,537,447	13,898,600
(PN) sponsored ADR		97,539	881,756
Brasil Foods SA sponsored ADR (a)		5,717	49,681
Braskem SA (PN-A) (a)		57,100	509,304
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		96,900	1,005,474
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		64,901	1,590,915
Companhia Energetica de Minas Gerais (CEMIG) (PN)		318,865	1,181,430
Gerdau SA		425,950	1,534,663
Itau Unibanco Holding SA		1,817,561	16,583,247
Itau Unibanco Holding SA sponsored ADR		86,160	788,364
Itausa-Investimentos Itau SA (PN)		1,721,107	5,623,752
Lojas Americanas SA (PN)		283,037	1,346,082
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,616,740	11,048,405
(PN) sponsored ADR (non-vtg.)		77,670	1,065,632
sponsored ADR		49,157	739,813
Telefonica Brasil SA		165,840	2,272,704

TOTAL BRAZIL			60,626,158

Chile - 0.0%
Embotelladora Andina SA Class B		110,619	388,887
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		40,880	1,199,082

TOTAL CHILE			1,587,969

Colombia - 0.0%
Bancolombia SA (PN)		159,177	2,001,763
Grupo Aval Acciones y Valores SA		1,324,660	510,738
Grupo de Inversiones Suramerica SA		31,028	300,735

TOTAL COLOMBIA			2,813,236

France - 0.1%
Air Liquide SA (a)		36,543	5,056,638
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		27,356	1,630,745
Fuchs Petrolub AG		22,710	878,391
Henkel AG & Co. KGaA		72,459	7,478,977
Porsche Automobil Holding SE (Germany)		63,292	4,148,547
Sartorius AG (non-vtg.)		13,167	2,702,366
Volkswagen AG		72,852	12,172,883

TOTAL GERMANY			29,011,909

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,990,393	1,057,916
Korea (South) - 0.2%
AMOREPACIFIC Corp.		4,232	276,171
CJ Corp. (a)(d)		649	20,030
Hyundai Motor Co.		23,980	1,478,013
Hyundai Motor Co. Series 2		11,227	774,499
LG Chemical Ltd.		7,525	1,130,022
LG Household & Health Care Ltd.		764	514,292
Samsung Electronics Co. Ltd.		326,277	10,048,840

TOTAL KOREA (SOUTH)			14,241,867

Russia - 0.0%
AK Transneft OAO		131	324,580
Surgutneftegas OJSC		2,769,917	1,357,642

TOTAL RUSSIA			1,682,222

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $110,077,856)			116,077,915
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	42,382
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.43% (e)		118,218,203	118,241,847
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)		20,272,665	20,274,693
TOTAL MONEY MARKET FUNDS
(Cost $138,516,132)			138,516,540
TOTAL INVESTMENT IN SECURITIES - 94.2%
(Cost $7,694,058,217)			8,119,645,117
NET OTHER ASSETS (LIABILITIES) - 5.8%(g)			503,146,902
NET ASSETS - 100%			$8,622,792,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,530	Sept. 2019	$426,658,050	$(245,033)	$(245,033)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,292	Sept. 2019	168,813,760	287,699	287,699
TME S&P/TSX 60 Index Contracts (Canada)	295	Sept. 2019	43,742,612	86,850	86,850
TOTAL FUTURES CONTRACTS					$129,516

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,090,424 or 0.9% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $7,883,031 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,474,167
Fidelity Securities Lending Cash Central Fund	465,759
Total	$4,939,926

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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